UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s: Prudential Jennison Select Growth Fund, Prudential QMA Global Tactical Allocation Fund, Prudential QMA Strategic Value Fund and Prudential Unconstrained Bond Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2017

Date of reporting period:	8/31/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential Jennison Select Growth Fund

SEMIANNUAL REPORT	AUGUST 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Select Growth Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Select Growth Fund

October 14, 2016

Prudential Jennison Select Growth Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	10.12	4.05	82.90	134.26	—
Class B	9.69	3.27	76.05	117.30	—
Class C	9.59	3.27	75.92	117.14	—
Class Q	10.23	4.33	N/A	N/A	57.83 (5/3/12)
Class Z	10.21	4.24	84.98	140.17	—
Russell 1000® Growth Index	11.91	10.54	98.88	139.03	—
S&P 500 Index	13.59	12.53	98.27	106.17	—
Lipper Large-Cap Growth Funds Average	11.64	6.63	85.88	115.98	—

Average Annual Total Returns (With Sales Charges) as of 9/30/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		2.47	13.63	8.01	—
Class B		2.78	13.96	7.83	—
Class C		6.72	14.07	7.82	—
Class Q		8.68	N/A	N/A	11.38 (5/3/12)
Class Z		8.67	15.20	8.90	—
Russell 1000 Growth Index		13.76	16.60	8.85	—
S&P 500 Index		15.41	16.36	7.23	—
Lipper Large-Cap Growth Funds Average		10.80	15.27	7.74	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The cumulative total return for the Russell 1000 Growth Index measured from the month-end closest to the inception date through 8/31/16 is 69.51% for Class Q shares. The average annual total return for the Russell 1000 Growth Index measured from the month-end closest to the inception date through 9/30/16 is 12.79% for Class Q shares.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total return for the S&P 500 Index measured from the month-end closest to the inception date through 8/31/16 is 70.50% for Class Q shares. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date through 9/30/16 is 12.85% for Class Q shares.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted.

Prudential Jennison Select Growth Fund	5

Your Fund’s Performance (continued)

Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date through 8/31/16 is 59.72% for Class Q shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 9/30/16 is 11.34% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/16 (%)
Amazon.com, Inc., Internet & Catalog Retail	6.6
Facebook, Inc., (Class A Stock), Internet Software & Services	6.3
Visa, Inc. (Class A Stock), IT Services	4.8
Apple, Inc., Technology Hardware, Storage & Peripherals	4.0
salesforce.com, inc., Software	3.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/16 (%)
Internet Software & Services	19.8
Software	15.4
Biotechnology	12.3
Internet & Catalog Retail	10.0
Specialty Retail	6.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2016, at the beginning of the period, and held through the six-month period ended August 31, 2016. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Jennison Select Growth Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Select Growth Fund		Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,101.20	1.24%	$6.57
	Hypothetical	$1,000.00	$1,018.95	1.24%	$6.31
Class B	Actual	$1,000.00	$1,096.90	1.99%	$10.52
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11
Class C	Actual	$1,000.00	$1,095.90	1.99%	$10.51
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11
Class Q	Actual	$1,000.00	$1,102.30	0.98%	$5.19
	Hypothetical	$1,000.00	$1,020.27	0.98%	$4.99
Class Z	Actual	$1,000.00	$1,102.10	0.99%	$5.25
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2016, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.47	1.24
B	2.17	1.99
C	2.17	1.99
Q	0.98	0.98
Z	1.17	0.99

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Select Growth Fund	9

Portfolio of Investments (unaudited)

as of August 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS

Automobiles 1.0%
Tesla Motors, Inc.*(a)	17,524	$3,715,263

Beverages 1.4%
Monster Beverage Corp.*	33,332	5,129,462

Biotechnology 12.3%
Alexion Pharmaceuticals, Inc.*	47,288	5,951,668
Biogen Idec, Inc.*	15,164	4,634,573
BioMarin Pharmaceutical, Inc.*	48,545	4,557,890
Celgene Corp.*	93,167	9,944,646
Regeneron Pharmaceuticals, Inc.*	16,242	6,375,797
Shire PLC (Ireland), ADR	47,212	8,837,142
Vertex Pharmaceuticals, Inc.*	33,358	3,152,665

		43,454,381

Capital Markets 1.6%
Goldman Sachs Group, Inc. (The)	34,185	5,792,990

Communications Equipment 1.2%
Palo Alto Networks, Inc.*	30,596	4,074,469

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	44,004	7,132,608

Health Care Providers & Services 0.9%
Cigna Corp.	26,045	3,340,532

Hotels, Restaurants & Leisure 4.2%
Marriott International, Inc. (Class A Stock)(a)	126,793	9,044,145
Starbucks Corp.	104,519	5,877,103

		14,921,248

Internet & Catalog Retail 10.0%
Amazon.com, Inc.*	30,487	23,449,381
Netflix, Inc.*	62,636	6,103,878
Priceline Group, Inc. (The)*	4,151	5,880,846

		35,434,105

Internet Software & Services 19.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	116,612	11,333,520

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	11

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services (cont’d)
Alphabet, Inc. (Class A Stock)*	14,604	$11,534,969
Alphabet, Inc. (Class C Stock)*	14,877	11,411,403
Facebook, Inc. (Class A Stock)*	176,940	22,315,673
Tencent Holdings Ltd. (China)	529,334	13,717,629

		70,313,194

IT Services 4.8%
Visa, Inc. (Class A Stock)	209,525	16,950,573

Media 1.0%
Walt Disney Co. (The)	37,411	3,533,843

Oil, Gas & Consumable Fuels 1.7%
Concho Resources, Inc.*	46,239	5,974,079

Pharmaceuticals 3.8%
Allergan PLC*	35,150	8,244,081
Bristol-Myers Squibb Co.	89,635	5,144,153

		13,388,234

Semiconductors & Semiconductor Equipment 3.7%
NXP Semiconductors NV (Netherlands)*	81,349	7,160,339
QUALCOMM, Inc.	95,247	6,007,228

		13,167,567

Software 15.4%
Adobe Systems, Inc.*	103,533	10,592,461
Microsoft Corp.	219,155	12,592,646
Mobileye NV*(a)	44,378	2,169,641
Red Hat, Inc.*	58,760	4,288,305
salesforce.com, inc.*	174,472	13,856,566
Splunk, Inc.*	81,649	4,755,238
Workday, Inc. (Class A Stock)*(a)	72,271	6,127,858

		54,382,715

Specialty Retail 6.7%
Home Depot, Inc. (The)	57,343	7,690,843
Inditex SA (Spain), ADR	530,176	9,402,671
O’Reilly Automotive, Inc.*	23,225	6,501,839

		23,595,353

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	132,732	$14,082,865

Textiles, Apparel & Luxury Goods 4.3%
Adidas AG (Germany), ADR	93,267	7,753,752
NIKE, Inc. (Class B Stock)	128,381	7,399,881

		15,153,633

TOTAL LONG-TERM INVESTMENTS (cost $236,592,515)		353,537,114

SHORT-TERM INVESTMENTS 8.6%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,089,774)(Note 3)(c)	1,089,774	1,089,774
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $29,319,943)(Note 3)(b)(c)	29,319,943	29,319,943

TOTAL SHORT-TERM INVESTMENTS (cost $30,409,717)		30,409,717

TOTAL INVESTMENTS 108.4% (cost $267,002,232)(Note 5)		383,946,831
Liabilities in excess of other assets (8.4)%		(29,728,022)

NET ASSETS 100.0%		$354,218,809

The following abbreviation is used in the semiannual report:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,708,364; cash collateral of $29,319,943 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	13

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

The following is a summary of the inputs used as of August 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Automobiles	$3,715,263	$—	$—
Beverages	5,129,462	—	—
Biotechnology	43,454,381	—	—
Capital Markets	5,792,990	—	—
Communications Equipment	4,074,469	—	—
Food & Staples Retailing	7,132,608	—	—
Health Care Providers & Services	3,340,532	—	—
Hotels, Restaurants & Leisure	14,921,248	—	—
Internet & Catalog Retail	35,434,105	—	—
Internet Software & Services	56,595,565	13,717,629	—
IT Services	16,950,573	—	—
Media	3,533,843	—	—
Oil, Gas & Consumable Fuels	5,974,079	—	—
Pharmaceuticals	13,388,234	—	—
Semiconductors & Semiconductor Equipment	13,167,567	—	—
Software	54,382,715	—	—
Specialty Retail	23,595,353	—	—
Technology Hardware, Storage & Peripherals	14,082,865	—	—
Textiles, Apparel & Luxury Goods	15,153,633	—	—
Affiliated Mutual Funds	30,409,717	—	—

Total	$370,229,202	$13,717,629	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2016 were as follows:

Internet Software & Services	19.8%
Software	15.4
Biotechnology	12.3
Internet & Catalog Retail	10.0
Affiliated Mutual Funds (including 8.3% of collateral for securities on loan)	8.6
Specialty Retail	6.7
IT Services	4.8
Textiles, Apparel & Luxury Goods	4.3
Hotels, Restaurants & Leisure	4.2
Technology Hardware, Storage & Peripherals	4.0
Pharmaceuticals	3.8
Semiconductors & Semiconductor Equipment	3.7
Food & Staples Retailing	2.0%
Oil, Gas & Consumable Fuels	1.7
Capital Markets	1.6
Beverages	1.4
Communications Equipment	1.2
Automobiles	1.0
Media	1.0
Health Care Providers & Services	0.9

108.4
Liabilities in excess of other assets	(8.4)

100.0%

See Notes to Financial Statements.

14

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	AUGUST 31, 2016

Prudential Jennison Select Growth Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2016

Assets
Investments at value, including securities on loan of $28,708,364:
Unaffiliated investments (cost $236,592,515)	$353,537,114
Affiliated investments (cost $30,409,717)	30,409,717
Dividends receivable	270,372
Receivable for Fund shares sold	105,445
Tax reclaim receivable	44,609
Prepaid expenses	4,305

Total Assets	384,371,562

Liabilities
Payable to broker for collateral for securities on loan	29,319,943
Payable for Fund shares reacquired	386,333
Management fee payable	218,039
Distribution fee payable	91,937
Accrued expenses and other liabilities	91,234
Affiliated transfer agent fee payable	44,449
Deferred trustees’ fees	760
Loan interest payable	58

Total Liabilities	30,152,753

Net Assets	$354,218,809

Net assets were comprised of:
Shares of beneficial interest, at par	$28,456
Paid-in capital in excess of par	218,802,699

218,831,155
Accumulated net investment loss	(1,236,501)
Accumulated net realized gain on investment and foreign currency transactions	19,679,556
Net unrealized appreciation on investments and foreign currencies	116,944,599

Net assets, August 31, 2016	$354,218,809

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($186,738,709 ÷ 14,824,231 shares of beneficial interest issued and outstanding)	$12.60
Maximum sales charge (5.50% of offering price)	0.73

Maximum offering price to public	$13.33

Class B
Net asset value, offering price and redemption price per share ($9,066,244 ÷ 835,379 shares of beneficial interest issued and outstanding)	$10.85

Class C
Net asset value, offering price and redemption price per share ($50,312,073 ÷ 4,639,631 shares of beneficial interest issued and outstanding)	$10.84

Class Q
Net asset value, offering price and redemption price per share ($243,098 ÷ 18,368 shares of beneficial interest issued and outstanding)	$13.23

Class Z
Net asset value, offering price and redemption price per share ($107,858,685 ÷ 8,138,051 shares of beneficial interest issued and outstanding)	$13.25

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	17

Statement of Operations (unaudited)

Six Months Ended August 31, 2016

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $53,120)	$1,240,662
Income from securities lending, net (including affiliated: $118,859)	215,065
Affiliated dividend income	11,202

Total income	1,466,929

Expenses
Management fee	1,636,455
Distribution fee—Class A	282,692
Distribution fee—Class B	47,858
Distribution fee—Class C	264,225
Transfer agent’s fees and expenses (including affiliated expense of $138,500)	339,000
Custodian and accounting fees (net of $1,800 fee credit)	39,000
Registration fees	38,000
Shareholders’ reports	31,000
Audit fee	13,000
Legal fees and expenses	11,000
Trustees’ fees	9,000
Insurance expenses	2,000
Loan interest expense	869
Miscellaneous	8,036

Total expenses	2,722,135
Less: Expense waiver and/or expense reimbursement	(326,338)
Distribution fee waiver—Class A	(47,117)

Net expenses	2,348,680

Net investment income (loss)	(881,751)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	22,496,114
Foreign currency transactions	(27)

22,496,087

Net change in unrealized appreciation (depreciation) on investments	12,851,728

Net gain (loss) on investment and foreign currency transactions	35,347,815

Net Increase (Decrease) In Net Assets Resulting From Operations	$34,466,064

See Notes to Financial Statements.

18

Statement of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2016	Year Ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(881,751)	$(2,493,953)
Net realized gain (loss) on investment and foreign currency transactions	22,496,087	28,505,674
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,851,728	(53,178,210)

Net increase (decrease) in net assets resulting from operations	34,466,064	(27,166,489)

Distributions from net realized gains (Note 1)
Class A	(3,371,219)	(23,932,259)
Class B	(193,301)	(1,455,814)
Class C	(1,105,316)	(6,974,340)
Class Q	(4,053)	(29,015)
Class Z	(1,951,599)	(11,439,387)

	(6,625,488)	(43,830,815)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	22,489,160	91,333,959
Net asset value of shares issued in reinvestment of dividends and distributions	6,189,557	40,908,209
Cost of shares reacquired	(51,538,296)	(99,375,649)

Net increase (decrease) in net assets from Fund share transactions	(22,859,579)	32,866,519

Total increase (decrease)	4,980,997	(38,130,785)

Net Assets:
Beginning of period	349,237,812	387,368,597

End of period	$354,218,809	$349,237,812

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	19

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of six funds: Prudential Jennison Select Growth Fund (the “Fund”), Prudential Global Absolute Return Bond Fund, Prudential QMA Strategic Value Fund (formerly Prudential Strategic Value Fund), Prudential Real Assets Fund, Prudential QMA Global Tactical Allocation Fund (formerly Prudential Global Tactical Allocation Fund) and Prudential Unconstrained Bond Fund. These financial statements relate to Prudential Jennison Select Growth Fund, a non-diversified Fund. The financial statements of the Prudential Global Absolute Return Bond Fund, Prudential QMA Strategic Value Fund, Prudential Real Assets Fund, Prudential QMA Global Tactical Allocation Fund and Prudential Unconstrained Bond Fund are not presented herein.

The investment objective of the Fund is long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

20

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential Jennison Select Growth Fund	21

Notes to Financial Statements (unaudited) (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

22

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Jennison Select Growth Fund	23

Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest and dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .90% of the Fund’s average daily net assets up to and including $1 billion and .85% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90% for the six months ended August 31, 2016. The effective management fee rate, net of waivers and/or expense reimbursement was .72%.

PI contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .99% of the Fund’s average daily net assets until June 30, 2017. This waiver may not be terminated prior to

24

June 30, 2017. The decision on whether to renew, modify or terminate the waiver is subject to review by the manager and the Fund’s Board of Trustees.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and paid monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed through June 30, 2017 to limit such expenses to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $71,448 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2016. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2016, it received $5,021 and $4,919 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Effective July 7, 2016, the Board replaced PGIM, Inc. as securities lending agent with a third party agent. Prior to July 7, 2016, PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, was the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. At the June 2016 meeting of the Board, the Board approved compensation to PGIM, Inc. related to securities lending activities. The payment was for services provided from February 5, 2016 to July 5, 2016 and totaled approximately $14,594.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act,

Prudential Jennison Select Growth Fund	25

Notes to Financial Statements (unaudited) (continued)

that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a portfolio of Prudential Investments Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core and Money Market Funds are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2016, were $96,163,998 and $108,232,262, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2016 were as follows:

Tax Basis	$269,799,203

Appreciation	118,852,187
Depreciation	(4,704,559)

Net Unrealized Appreciation	$114,147,628

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat certain late-year ordinary income losses of approximately $354,000 as having been incurred in the following fiscal year (February 28, 2017).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

26

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The CDSC is waived for purchase by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of August 31, 2016, Prudential owned 1,193 Class Q shares of the Fund. In addition, 4 shareholders of record held 32% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2016:
Shares sold	421,578	$5,133,918
Shares issued in reinvestment of dividends and distributions	272,035	3,229,054
Shares reacquired	(1,492,098)	(18,326,349)

Net increase (decrease) in shares outstanding before conversion	(798,485)	(9,963,377)
Shares issued upon conversion from other share class(es)	70,284	851,980
Shares reacquired upon conversion into other share class(es)	(56,057)	(697,135)

Net increase (decrease) in shares outstanding	(784,258)	$(9,808,532)

Year ended February 29, 2016:
Shares sold	2,320,749	$30,614,565
Shares issued in reinvestment of dividends and distributions	1,724,565	22,888,006
Shares reacquired	(2,865,346)	(37,889,821)

Net increase (decrease) in shares outstanding before conversion	1,179,968	15,612,750
Shares issued upon conversion from other share class(es)	270,136	3,668,539
Shares reacquired upon conversion into other share class(es)	(122,585)	(1,633,227)

Net increase (decrease) in shares outstanding	1,327,519	$17,648,062

Prudential Jennison Select Growth Fund	27

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended August 31, 2016:
Shares sold	14,524	$151,613
Shares issued in reinvestment of dividends and distributions	14,805	151,605
Shares reacquired	(91,940)	(980,559)

Net increase (decrease) in shares outstanding before conversion	(62,611)	(677,341)
Shares reacquired upon conversion into other share class(es)	(66,172)	(696,979)

Net increase (decrease) in shares outstanding	(128,783)	$(1,374,320)

Year ended February 29, 2016:
Shares sold	190,642	$2,208,522
Shares issued in reinvestment of dividends and distributions	93,085	1,080,500
Shares reacquired	(103,525)	(1,201,455)

Net increase (decrease) in shares outstanding before conversion	180,202	2,087,567
Shares reacquired upon conversion into other share class(es)	(114,278)	(1,346,801)

Net increase (decrease) in shares outstanding	65,924	$740,766

Class C
Six months ended August 31, 2016:
Shares sold	170,920	$1,810,012
Shares issued in reinvestment of dividends and distributions	93,109	953,440
Shares reacquired	(651,228)	(6,935,524)

Net increase (decrease) in shares outstanding before conversion	(387,199)	(4,172,072)
Shares reacquired upon conversion into other share class(es)	(72,049)	(765,943)

Net increase (decrease) in shares outstanding	(459,248)	$(4,938,015)

Year ended February 29, 2016:
Shares sold	1,231,905	$14,289,243
Shares issued in reinvestment of dividends and distributions	528,816	6,132,509
Shares reacquired	(552,058)	(6,339,864)

Net increase (decrease) in shares outstanding before conversion	1,208,663	14,081,888
Shares reacquired upon conversion into other share class(es)	(211,838)	(2,530,859)

Net increase (decrease) in shares outstanding	996,825	$11,551,029

Class Q
Six months ended August 31, 2016:
Shares sold	312	$4,049
Shares issued in reinvestment of dividends and distributions	325	4,053
Shares reacquired	(226)	(2,882)

Net increase (decrease) in shares outstanding	411	$5,220

Year ended February 29, 2016:
Shares sold	495	$6,906
Shares issued in reinvestment of dividends and distributions	2,089	29,015
Shares reacquired	(2,481)	(34,219)

Net increase (decrease) in shares outstanding	103	$1,702

28

Class Z	Shares	Amount
Six months ended August 31, 2016:
Shares sold	1,203,579	$15,389,568
Shares issued in reinvestment of dividends and distributions	148,350	1,851,405
Shares reacquired	(1,951,565)	(25,292,982)

Net increase (decrease) in shares outstanding before conversion	(599,636)	(8,052,009)
Shares issued upon conversion from other share class(es)	112,630	1,463,078
Shares reacquired upon conversion into other share class(es)	(12,323)	(155,001)

Net increase (decrease) in shares outstanding	(499,329)	$(6,743,932)

Year ended February 29, 2016:
Shares sold	3,285,371	$44,214,723
Shares issued in reinvestment of dividends and distributions	775,416	10,778,179
Shares reacquired	(3,825,848)	(53,910,290)

Net increase (decrease) in shares outstanding before conversion	234,939	1,082,612
Shares issued upon conversion from other share class(es)	169,356	2,355,088
Shares reacquired upon conversion into other share class(es)	(36,420)	(512,740)

Net increase (decrease) in shares outstanding	367,875	$2,924,960

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA has been renewed effective October 6, 2016 and will continue to provide a commitment of $900 million through October 5, 2017. Effective October 6, 2016, the Funds pay an annualized commitment fee of .15% of the unused portion of the SCA.

The Fund utilized the SCA during the six months ended August 31, 2016. The average daily balance for the 23 days that the Fund had loans outstanding during the period was $799,174, borrowed at a weighted interest rate of 1.71%. The maximum loan balance outstanding during the period was $1,653,000. At August 31, 2016, the Fund did not have an outstanding loan balance.

Note 8. New Accounting Pronouncement

In January 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to

Prudential Jennison Select Growth Fund	29

Notes to Financial Statements (unaudited) (continued)

provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ending August 31,		Year Ended February 28/29,
	2016		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.66		$14.16	$14.00	$10.07	$9.65	$8.77
Income (loss) from investment operations:
Net investment income (loss)	(.03)		(.08)	(.06)	(.03)	(.01)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.20		(.76)	1.09	4.04	.43	.95
Total from investment operations	1.17		(.84)	1.03	4.01	.42	.88
Less Distributions:
Distributions from net realized gains	(.23)		(1.66)	(.87)	(.08)	-	-
Net asset value, end of period	$12.60		$11.66	$14.16	$14.00	$10.07	$9.65
Total Return(b):	10.12%		(7.04)%	8.22%	39.86%	4.35%	10.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$186,739		$182,001	$202,211	$227,259	$165,459	$140,310
Average net assets (000)	$186,930		$199,640	$202,329	$187,950	$153,197	$123,580
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.24%	(d)	1.24%	1.24%	1.24%	1.24%	1.56%
Expenses before waivers and/or expense reimbursement	1.47%	(d)	1.46%	1.47%	1.49%	1.53%	1.62%
Net investment income (loss)	(.43)%	(d)	(.63)%	(.45)%	(.25)%	(.09)%	(.81)%
Portfolio turnover rate	27%	(e)	45%	40%	49%	61%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	31

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ending August 31,		Year Ended February 28/29,
	2016		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.11		$12.58	$12.64	$9.16	$8.85	$8.10
Income (loss) from investment operations:
Net investment income (loss)	(.06)		(.16)	(.14)	(.11)	(.08)	(.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.03		(.65)	.95	3.67	.39	.88
Total from investment operations	.97		(.81)	.81	3.56	.31	.75
Less Distributions:
Distributions from net realized gains	(.23)		(1.66)	(.87)	(.08)	-	-
Net asset value, end of period	$10.85		$10.11	$12.58	$12.64	$9.16	$8.85
Total Return(b):	9.69%		(7.74)%	7.33%	38.91%	3.50%	9.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,066		$9,752	$11,303	$12,905	$8,832	$8,745
Average net assets (000)	$9,494		$10,537	$11,301	$10,095	$8,591	$7,884
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	(d)	1.99%	1.99%	1.99%	1.99%	2.31%
Expenses before waivers and/or expense reimbursement	2.17%	(d)	2.16%	2.17%	2.19%	2.28%	2.37%
Net investment income (loss)	(1.18)%	(d)	(1.38)%	(1.20)%	(1.00)%	(.86)%	(1.56)%
Portfolio turnover rate	27%	(e)	45%	40%	49%	61%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ending August 31,		Year Ended February 28/29,
	2016		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.11		$12.58	$12.63	$9.16	$8.84	$8.10
Income (loss) from investment operations:
Net investment income (loss)	(.06)		(.16)	(.14)	(.11)	(.08)	(.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.02		(.65)	.96	3.66	.40	.87
Total from investment operations	.96		(.81)	.82	3.55	.32	.74
Less Distributions:
Distributions from net realized gains	(.23)		(1.66)	(.87)	(.08)	-	-
Net asset value, end of period	$10.84		$10.11	$12.58	$12.63	$9.16	$8.84
Total Return(b):	9.59%		(7.74)%	7.42%	38.80%	3.62%	9.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,312		$51,529	$51,585	$50,547	$37,911	$36,354
Average net assets (000)	$52,416		$51,456	$48,358	$42,644	$36,957	$32,731
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	(d)	1.99%	1.99%	1.99%	1.99%	2.31%
Expenses before waivers and/or expense reimbursement	2.17%	(d)	2.16%	2.17%	2.19%	2.28%	2.37%
Net investment income (loss)	(1.19)%	(d)	(1.37)%	(1.19)%	(.99)%	(.86)%	(1.56)%
Portfolio turnover rate	27%	(e)	45%	40%	49%	61%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	33

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ending August 31,		Year Ended February 28/29,				May 3, 2012(a) through February 28,
	2016		2016	2015	2014		2013
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$12.22		$14.73	$14.51	$10.41		$10.29
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.05)	(.03)	-	(g)	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.25		(.80)	1.12	4.18		.09
Total from investment operations	1.24		(.85)	1.09	4.18		.12
Less Distributions:
Distributions from net realized gains	(.23)		(1.66)	(.87)	(.08)		-
Net asset value, end of period	$13.23		$12.22	$14.73	$14.51		$10.41
Total Return(c):	10.23%		(6.83)%	8.36%	40.19%		1.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$243		$220	$263	$694		$257
Average net assets (000)	$234		$252	$286	$458		$159
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.98%	(e)	.98%	.99%	.99%		.99%	(e)
Expenses before waivers and/or expense reimbursement	.98%	(e)	.98%	.99%	.99%		1.02%	(e)
Net investment income (loss)	(.17)%	(e)	(.37)%	(.20)%	(.03)%		.36%	(e)
Portfolio turnover rate	27%	(f)	45%	40%	49%		61%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ending August 31,		Year Ended February 28/29,
	2016		2016	2015	2014		2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.24		$14.75	$14.52	$10.41		$9.95	$9.02
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.05)	(.03)	-	(d)	.02	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.25		(.80)	1.13	4.19		.44	.97
Total from investment operations	1.24		(.85)	1.10	4.19		.46	.93
Less Distributions:
Distributions from net realized gains	(.23)		(1.66)	(.87)	(.08)		-	-
Net asset value, end of period	$13.25		$12.24	$14.75	$14.52		$10.41	$9.95
Total Return(b):	10.21%		(6.82)%	8.42%	40.29%		4.62%	10.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$107,859		$105,737	$122,006	$112,282		$85,023	$38,843
Average net assets (000)	$111,631		$102,181	$114,441	$89,247		$61,869	$11,859
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.99%	(f)	.99%	.99%	.99%		.99%	1.23%
Expenses before waivers and/or expense reimbursement	1.17%	(f)	1.16%	1.17%	1.19%		1.28%	1.29%
Net investment income (loss)	(.18)%	(f)	(.38)%	(.19)%	-	(e)	.19%	(.46)%
Portfolio turnover rate	27%	(g)	45%	40%	49%		61%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Less than .005%.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	35

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison Select Growth Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”), the Fund’s sub-management agreement with PGIM, Inc. (“PGIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-9, 2016 and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-9, 2016.

[1]	Prudential Jennison Select Growth Fund is a series of Prudential Investment Portfolios 3.

Prudential Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, between PI and PGIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PGIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI, PGIM and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the sub-manager and the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the sub-management services provided by PGIM and the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PGIM and Jennison. The Board noted that Jennison and PGIM are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI, the sub-management services provided

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by PGIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, PGIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI, PGIM and Jennison

The Board considered potential ancillary benefits that might be received by PI, PGIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI or PGIM included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI and PGIM), as well as benefits to their reputations or other intangible benefits resulting from PI’s and PGIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI, PGIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2015.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2015. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Large-Cap Growth Funds Performance Universe) and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets

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forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board also noted information provided by PI indicating that the Fund’s net total expense ratio was within four basis points of the median of all funds in the Peer Group.
•	The Board and PI agreed to continue the existing expense cap of 0.99% (exclusive of 12b-1 fees and certain other fees) through June 30, 2017.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Jennison Select Growth Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Select Growth Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON SELECT GROWTH FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	SPFAX	SPFBX	SPFCX	PSGQX	SPFZX
CUSIP	74440K504	74440K603	74440K702	7444OK751	74440K868

MF500E2    0297828-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential QMA Strategic Value Fund

SEMIANNUAL REPORT	AUGUST 31, 2016

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Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Strategic Value Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Strategic Value Fund

October 14, 2016

Prudential QMA Strategic Value Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	15.98	10.38	81.55	64.40	—
Class B	15.46	9.47	74.74	52.53	—
Class C	15.57	9.56	74.75	52.54	—
Class R	15.77	10.04	N/A	N/A	1.96 (6/19/15)
Class Z	16.14	10.62	83.82	68.66	—
Russell 1000 Value Index	16.26	12.92	95.83	80.52	—
S&P 500 Index	13.59	12.53	98.27	106.17	—
Lipper Large-Cap Value Funds Average*	14.34	8.98	80.56	70.84	—
Lipper Multi-Cap Value Funds Average*	14.98	7.84	78.69	77.08	—

Average Annual Total Returns (With Sales Charges) as of 9/30/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		7.94	13.04	4.26	—
Class B		8.46	13.36	4.07	—
Class C		12.43	13.49	4.07	—
Class R		13.97	N/A	N/A	1.52 (6/19/15)
Class Z		14.65	14.63	5.12	—
Russell 1000 Value Index		16.20	16.15	5.85	—
S&P 500 Index		15.41	16.36	7.23	—
Lipper Large-Cap Value Funds Average*		12.77	14.35	5.15	—
Lipper Multi-Cap Value Funds Average*		12.15	14.38	5.58	—

*The Fund is compared to the Lipper Large-Cap Value Funds Performance Universe, although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	0.75% (0.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The cumulative total return for the Russell 1000 Value Index measured from the month-end closest to the inception date through 8/31/16 is 6.66% for Class R shares. The average annual total return for the Russell 1000 Value Index measured from the month-end closest to the inception date through 9/30/16 is 5.12% for Class R shares.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 502 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total return for the S&P 500 Index measured from the month-end closest to the inception date through 8/31/16 is 7.97% for Class R shares. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date through 9/30/16 is 6.34% for Class R shares.

Lipper Large-Cap Value Funds Average—The Lipper Large-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted.

Prudential QMA Strategic Value Fund	5

Your Fund’s Performance (continued)

Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The cumulative total return for the Lipper Large-Cap Value Funds Average measured from the month-end closest to the inception date through 8/31/16 is 2.94% for Class R shares. The average annual total return for the Lipper Large-Cap Value Funds Average measured from the month-end closest to the inception date through 9/30/16 is 2.16% for Class R shares.

Lipper Multi-Cap Value Funds Average—The Lipper Multi-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The cumulative total return for the Lipper Multi-Cap Value Funds Average measured from the month-end closest to the inception date through 8/31/16 is 1.85% for Class R shares. The average annual total return for the Lipper Multi-Cap Value Funds Average measured from the month-end closest to the inception date through 9/30/16 is 1.46% for Class R shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/16 (%)
JPMorgan Chase & Co., Banks	3.2
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	2.7
AT&T, Inc., Diversified Telecommunication Services	2.6
Bank of America Corp., Banks	2.4
Wells Fargo & Co., Banks	2.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/16 (%)
Banks	15.5
Oil, Gas & Consumable Fuels	9.7
Insurance	8.4
Capital Markets	5.7
Diversified Telecommunication Services	4.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2016, at the beginning of the period, and held through the six-month period ended August 31, 2016. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on this page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential QMA Strategic Value Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Strategic Value Fund		Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,159.80	1.06%	$5.77
	Hypothetical	$1,000.00	$1,019.86	1.06%	$5.40
Class B	Actual	$1,000.00	$1,154.60	1.81%	$9.83
	Hypothetical	$1,000.00	$1,016.08	1.81%	$9.20
Class C	Actual	$1,000.00	$1,155.70	1.81%	$9.83
	Hypothetical	$1,000.00	$1,016.08	1.81%	$9.20
Class R	Actual	$1,000.00	$1,157.70	1.31%	$7.12
	Hypothetical	$1,000.00	$1,018.60	1.31%	$6.67
Class Z	Actual	$1,000.00	$1,161.40	0.81%	$4.41
	Hypothetical	$1,000.00	$1,021.12	0.81%	$4.13

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2016, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.28	1.06
B	1.98	1.81
C	1.98	1.81
R	1.73	1.31
Z	0.98	0.81

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential QMA Strategic Value Fund	9

Portfolio of Investments (unaudited)

as of August 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS 99.0%

Airlines 1.3%
Delta Air Lines, Inc.	15,000	$551,250
JetBlue Airways Corp.*	36,300	578,985
Southwest Airlines Co.	47,600	1,755,488
United Continental Holdings, Inc.*	33,700	1,698,817

		4,584,540

Auto Components 0.2%
Lear Corp.	7,300	848,917

Automobiles 2.4%
Ford Motor Co.	333,200	4,198,320
General Motors Co.	145,300	4,637,976

		8,836,296

Banks 15.5%
Bank of America Corp.	551,105	8,894,835
BB&T Corp.	87,900	3,384,150
Citigroup, Inc.	167,993	8,019,986
Citizens Financial Group, Inc.	54,100	1,340,057
Fifth Third Bancorp	116,820	2,355,091
JPMorgan Chase & Co.	174,900	11,805,750
M&T Bank Corp.	20,400	2,413,932
PNC Financial Services Group, Inc. (The)	49,700	4,477,970
Regions Financial Corp.	184,700	1,841,459
SunTrust Banks, Inc.	82,600	3,640,182
Wells Fargo & Co.	166,099	8,437,829

		56,611,241

Building Products 0.2%
Owens Corning	12,400	681,008

Capital Markets 5.7%
Ameriprise Financial, Inc.	3,300	333,564
Bank of New York Mellon Corp. (The)	104,500	4,354,515
Franklin Resources, Inc.	17,300	631,450
Goldman Sachs Group, Inc. (The)	32,300	5,473,558
Legg Mason, Inc.	18,300	632,997
Morgan Stanley	158,360	5,077,021
State Street Corp.	62,100	4,361,904

		20,865,009

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	11

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals 1.5%
Dow Chemical Co. (The)	38,000	$2,038,320
Mosaic Co. (The)	108,900	3,274,623

		5,312,943

Communications Equipment 1.8%
Brocade Communications Systems, Inc.	191,200	1,716,976
Cisco Systems, Inc.	130,700	4,109,208
Echostar Corp. (Class A Stock)*	19,900	771,324

		6,597,508

Construction & Engineering 1.4%
AECOM*	5,200	160,316
Jacobs Engineering Group, Inc.*	38,700	2,039,103
Quanta Services, Inc.*	111,800	2,876,614

		5,076,033

Consumer Finance 3.6%
Ally Financial, Inc.	171,200	3,430,848
American Express Co.	16,900	1,108,302
Capital One Financial Corp.	59,000	4,224,400
Discover Financial Services	19,900	1,194,000
Navient Corp.	76,400	1,098,632
OneMain Holdings, Inc.*	3,000	93,030
Synchrony Financial	65,800	1,831,214

		12,980,426

Containers & Packaging 1.4%
Crown Holdings, Inc.*	16,000	867,680
International Paper Co.	14,100	683,709
WestRock Co.	76,500	3,664,350

		5,215,739

Diversified Financial Services 2.8%
Berkshire Hathaway, Inc. (Class B Stock)*	46,500	6,997,785
Voya Financial, Inc.	112,390	3,286,284

		10,284,069

Diversified Telecommunication Services 4.7%
AT&T, Inc.	231,939	9,481,666
CenturyLink, Inc.	117,800	3,274,840
Verizon Communications, Inc.	85,100	4,453,283

		17,209,789

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities 3.8%
Duke Energy Corp.	37,800	$3,011,148
Entergy Corp.	43,800	3,425,160
Exelon Corp.	127,300	4,328,200
FirstEnergy Corp.	99,700	3,263,181

		14,027,689

Electrical Equipment 0.2%
Regal Beloit Corp.	11,900	729,827

Electronic Equipment, Instruments & Components 1.5%
Arrow Electronics, Inc.*	37,900	2,494,957
Avnet, Inc.	23,600	983,648
Jabil Circuit, Inc.	84,700	1,794,793

		5,273,398

Energy Equipment & Services 1.6%
Diamond Offshore Drilling, Inc.	60,800	1,122,976
Dril-Quip, Inc.*	4,800	266,736
Ensco PLC (Class A Stock)	86,000	652,740
FMC Technologies, Inc.*	23,900	673,980
National Oilwell Varco, Inc.	9,300	311,922
Noble Corp. PLC (United Kingdom)	43,900	252,864
Oceaneering International, Inc.	12,600	334,152
Rowan Cos. PLC (Class A Stock)	33,100	412,426
Schlumberger Ltd.	14,100	1,113,900
Transocean Ltd.*(a)	61,600	597,520

		5,739,216

Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc.	89,100	6,365,304

Health Care Equipment & Supplies 0.3%
Medtronic PLC	12,300	1,070,469

Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	12,000	1,043,640
Anthem, Inc.	27,600	3,452,208
Brookdale Senior Living, Inc.*	174,200	2,997,982
HCA Holdings, Inc.*	10,400	785,720
LifePoint Hospitals, Inc.*	38,600	2,184,760
McKesson Corp.	7,900	1,458,498

		11,922,808

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	13

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	73,600	$3,518,080
Royal Caribbean Cruises Ltd.	8,000	568,880

		4,086,960

Household Products 1.3%
Procter & Gamble Co. (The)	55,900	4,880,629

Industrial Conglomerates 1.4%
General Electric Co.	167,400	5,229,576

Insurance 8.4%
Aflac, Inc.	18,000	1,335,240
Allstate Corp. (The)	53,000	3,654,880
American Financial Group, Inc.	1,500	112,725
Aspen Insurance Holdings Ltd. (Bermuda)	28,900	1,328,244
Axis Capital Holdings Ltd.	25,400	1,444,498
Chubb Ltd.	18,200	2,310,126
Endurance Specialty Holdings Ltd.	24,200	1,593,570
Everest Re Group Ltd.	1,400	270,732
Hanover Insurance Group, Inc. (The)	17,000	1,329,400
Hartford Financial Services Group, Inc. (The)	75,400	3,096,678
Lincoln National Corp.	45,500	2,185,365
Loews Corp.	22,900	958,594
MetLife, Inc.	92,700	4,023,180
Principal Financial Group, Inc.	23,200	1,138,424
Reinsurance Group of America, Inc.	9,500	1,019,540
Travelers Cos., Inc. (The)	32,900	3,905,559
Validus Holdings Ltd.	2,000	101,580
XL Group Ltd. (Ireland)	27,100	927,633

		30,735,968

IT Services 0.7%
International Business Machines Corp.	9,200	1,461,696
Xerox Corp.	124,600	1,227,310

		2,689,006

Machinery 1.1%
Cummins, Inc.	7,300	916,953
PACCAR, Inc.	16,800	1,005,312
Terex Corp.	57,500	1,396,100
Trinity Industries, Inc.	24,000	586,080

		3,904,445

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media
Liberty SiriusXM Group (Class A Stock)*	3,300	$110,583

Metals & Mining 1.1%
Newmont Mining Corp.	39,700	1,518,128
Reliance Steel & Aluminum Co.	36,300	2,616,504

		4,134,632

Multi-Utilities 0.9%
Public Service Enterprise Group, Inc.	73,100	3,125,756

Multiline Retail 0.7%
Kohl’s Corp.	23,100	1,025,178
Macy’s, Inc.	37,400	1,353,132

		2,378,310

Oil, Gas & Consumable Fuels 9.7%
Chevron Corp.	38,000	3,822,040
Devon Energy Corp.	53,900	2,335,487
Exxon Mobil Corp.	111,300	9,698,682
HollyFrontier Corp.	36,100	934,268
Kinder Morgan, Inc.	166,400	3,635,840
Marathon Petroleum Corp.	82,100	3,490,071
PBF Energy, Inc. (Class A Stock)	30,300	663,570
Phillips 66	50,000	3,922,500
QEP Resources, Inc.	80,300	1,533,730
Tesoro Corp.	23,600	1,779,912
Valero Energy Corp.	61,700	3,415,095
World Fuel Services Corp.	6,100	271,938

		35,503,133

Paper & Forest Products 0.8%
Domtar Corp.	76,900	2,869,908

Pharmaceuticals 4.1%
Johnson & Johnson	54,200	6,468,228
Mallinckrodt PLC*	29,000	2,161,660
Merck & Co., Inc.	37,900	2,379,741
Pfizer, Inc.	117,356	4,083,989

		15,093,618

Real Estate Investment Trusts (REITs) 2.8%
American Capital Agency Corp.	145,600	2,811,536
Annaly Capital Management, Inc.	209,900	2,248,029

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	15

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Chimera Investment Corp.	102,200	$1,685,278
Hospitality Properties Trust	8,000	243,920
MFA Financial, Inc.	39,900	308,028
Senior Housing Properties Trust	15,700	350,738
Starwood Property Trust, Inc.	79,100	1,811,390
Two Harbors Investment Corp.	78,100	695,090

		10,154,009

Road & Rail 0.4%
CSX Corp.	47,000	1,329,160

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	216,200	7,759,418

Software 0.1%
Oracle Corp.	8,800	362,736

Specialty Retail 0.6%
Best Buy Co., Inc.	8,300	319,384
Penske Automotive Group, Inc.	10,300	466,590
Staples, Inc.	171,300	1,466,328

		2,252,302

Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	26,000	2,758,600
Hewlett Packard Enterprise Co.	94,331	2,026,230
Hp, Inc.	221,200	3,178,644
NCR Corp.*	3,100	104,935
Western Digital Corp.	59,000	2,753,530

		10,821,939

Textiles, Apparel & Luxury Goods 0.5%
PVH Corp.	17,500	1,885,800

Tobacco 0.4%
Philip Morris International, Inc.	14,100	1,409,013

Trading Companies & Distributors 1.7%
Air Lease Corp.	99,100	2,911,558
WESCO International, Inc.*(a)	51,900	3,226,104

		6,137,662

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Wireless Telecommunication Services 1.2%
Sprint Corp.*	292,900	$1,810,122
Telephone & Data Systems, Inc.	71,300	1,987,131
United States Cellular Corp.*	11,200	416,864

		4,214,117

TOTAL COMMON STOCKS (cost $325,017,065)		361,300,909

EXCHANGE TRADED FUND 0.3%
iShares Russell 1000 Value ETF (cost $994,315)	9,800	1,042,622

TOTAL LONG-TERM INVESTMENTS (cost $326,011,380)		362,343,531

SHORT-TERM INVESTMENTS 1.4%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $3,974,919)(Note 3)(b)(c)	3,974,919	3,974,919
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $937,778)(Note 3)(c)	937,778	937,778

TOTAL SHORT-TERM INVESTMENTS (cost $4,912,697)		4,912,697

TOTAL INVESTMENTS 100.7% (cost $330,924,077)(Note 5)		367,256,228
Liabilities in excess of other assets (0.7)%		(2,462,360)

NET ASSETS 100.0%		$364,793,868

The following abbreviations are used in the semiannual report.

ETF—Exchange Traded Fund

OTC—Over-the-counter

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,889,505; cash collateral of $3,974,919 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	17

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$4,584,540	$—	$—
Auto Components	848,917	—	—
Automobiles	8,836,296	—	—
Banks	56,611,241	—	—
Building Products	681,008	—	—
Capital Markets	20,865,009	—	—
Chemicals	5,312,943	—	—
Communications Equipment	6,597,508	—	—
Construction & Engineering	5,076,033	—	—
Consumer Finance	12,980,426	—	—
Containers & Packaging	5,215,739	—	—
Diversified Financial Services	10,284,069	—	—
Diversified Telecommunication Services	17,209,789	—	—
Electric Utilities	14,027,689	—	—
Electrical Equipment	729,827	—	—
Electronic Equipment, Instruments & Components	5,273,398	—	—
Energy Equipment & Services	5,739,216	—	—
Food & Staples Retailing	6,365,304	—	—
Health Care Equipment & Supplies	1,070,469	—	—
Health Care Providers & Services	11,922,808	—	—
Hotels, Restaurants & Leisure	4,086,960	—	—
Household Products	4,880,629	—	—
Industrial Conglomerates	5,229,576	—	—
Insurance	30,735,968	—	—
IT Services	2,689,006	—	—
Machinery	3,904,445	—	—
Media	110,583	—	—
Metals & Mining	4,134,632	—	—
Multi-Utilities	3,125,756	—	—

See Notes to Financial Statements.

18

	Level 1	Level 2	Level 3
Common Stocks (continued)
Multiline Retail	$2,378,310	$—	$—
Oil, Gas & Consumable Fuels	35,503,133	—	—
Paper & Forest Products	2,869,908	—	—
Pharmaceuticals	15,093,618	—	—
Real Estate Investment Trusts (REITs)	10,154,009	—	—
Road & Rail	1,329,160	—	—
Semiconductors & Semiconductor Equipment	7,759,418	—	—
Software	362,736	—	—
Specialty Retail	2,252,302	—	—
Technology Hardware, Storage & Peripherals	10,821,939	—	—
Textiles, Apparel & Luxury Goods	1,885,800	—	—
Tobacco	1,409,013	—	—
Trading Companies & Distributors	6,137,662	—	—
Wireless Telecommunication Services	4,214,117	—	—
Exchange Traded Fund	1,042,622	—	—
Affiliated Mutual Funds	4,912,697	—	—

Total	$367,256,228	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2016 were as follows:

Banks	15.5%
Oil, Gas & Consumable Fuels	9.7
Insurance	8.4
Capital Markets	5.7
Diversified Telecommunication Services	4.7
Pharmaceuticals	4.1
Electric Utilities	3.8
Consumer Finance	3.6
Health Care Providers & Services	3.3
Technology Hardware, Storage & Peripherals	3.0
Diversified Financial Services	2.8
Real Estate Investment Trusts (REITs)	2.8
Automobiles	2.4
Semiconductors & Semiconductor Equipment	2.1
Communications Equipment	1.8
Food & Staples Retailing	1.7
Trading Companies & Distributors	1.7
Energy Equipment & Services	1.6
Chemicals	1.5
Electronic Equipment, Instruments & Components	1.5
Industrial Conglomerates	1.4
Containers & Packaging	1.4
Construction & Engineering	1.4
Affiliated Mutual Funds (including 1.1% of collateral for securities on loan)	1.4
Household Products	1.3%
Airlines	1.3
Wireless Telecommunication Services	1.2
Metals & Mining	1.1
Hotels, Restaurants & Leisure	1.1
Machinery	1.1
Multi-Utilities	0.9
Paper & Forest Products	0.8
IT Services	0.7
Multiline Retail	0.7
Specialty Retail	0.6
Textiles, Apparel & Luxury Goods	0.5
Tobacco	0.4
Road & Rail	0.4
Health Care Equipment & Supplies	0.3
Exchange Traded Fund	0.3
Auto Components	0.2
Electrical Equipment	0.2
Building Products	0.2
Software	0.1

100.7
Liabilities in excess of other assets	(0.7)

100.0%

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	19

Statement of Assets & Liabilities (unaudited)

as of August 31, 2016

Assets
Investments at value, including securities on loan of $3,889,505:
Unaffiliated investments (cost $326,011,380)	$362,343,531
Affiliated investments (cost $4,912,697)	4,912,697
Dividends and interest receivable	1,148,371
Receivable for investments sold	912,960
Receivable for Fund shares sold	197,491
Tax reclaim receivable	37,712
Prepaid expenses	4,369

Total assets	369,557,131

Liabilities
Payable to broker for collateral for securities on loan	3,974,919
Payable for Fund shares reacquired	344,951
Management fee payable	193,561
Distribution fee payable	112,965
Accrued expenses and other liabilities	82,282
Affiliated transfer agent fee payable	51,903
Deferred trustees’ fees	2,581
Loan interest payable	101

Total liabilities	4,763,263

Net Assets	$364,793,868

Net assets were comprised of:
Shares of beneficial interest, at par	$27,779
Paid-in capital in excess of par	322,355,566

322,383,345
Undistributed net investment income	2,848,458
Accumulated net realized gain on investment transactions	3,229,914
Net unrealized appreciation on investments	36,332,151

Net assets, August 31, 2016	$364,793,868

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share
($20,788,048 ÷ 1,609,505 shares of beneficial interest issued and outstanding)	$12.92
Maximum sales charge (5.50% of offering price)	0.75

Maximum offering price to public	$13.67

Class B
Net asset value, offering price and redemption price per share
($952,286 ÷ 78,737 shares of beneficial interest issued and outstanding)	$12.09

Class C
Net asset value, offering price and redemption price per share
($11,221,618 ÷ 928,468 shares of beneficial interest issued and outstanding)	$12.09

Class R
Net asset value, offering price and redemption price per share
($235,012,078 ÷ 17,824,645 shares of beneficial interest issued and outstanding)	$13.18

Class Z
Net asset value, offering price and redemption price per share
($96,819,838 ÷ 7,337,562 shares of beneficial interest issued and outstanding)	$13.20

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	21

Statement of Operations (unaudited)

Six Months Ended August 31, 2016

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $12,811)	$4,869,637
Affiliated dividend income	6,225
Income from securities lending, net (including affiliated: $525)	2,606

Total income	4,878,468

Expenses
Management fee	1,422,163
Distribution fee—Class A	30,762
Distribution fee—Class B	4,509
Distribution fee—Class C	55,291
Distribution fee—Class R	844,345
Transfer agent’s fees and expenses (including affiliated expense of $149,400)	186,000
Custodian and accounting fees (net of $1,800 fee credit)	36,000
Registration fees	35,000
Shareholders’ reports	20,000
Audit fee	13,000
Legal fees and expenses	10,000
Trustees’ fees	8,000
Insurance expenses	2,000
Loan interest expense	597
Miscellaneous	8,164

Total expenses	2,675,831
Less: Management fee waiver and/or expense reimbursement	(302,212)
Less: Distribution fee waiver—Class A	(5,127)
Less: Distribution fee waiver—Class R	(281,450)

Net expenses	2,087,042

Net investment income (loss)	2,791,426

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	14,801,748
Net change in unrealized appreciation (depreciation) on investments	33,420,533

Net gain (loss) on investment transactions	48,222,281

Net Increase (Decrease) In Net Assets Resulting From Operations	$51,013,707

See Notes to Financial Statements.

22

Statement of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2016	Year Ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,791,426	$3,698,113
Net realized gain (loss) on investment transactions	14,801,748	38,527,761
Net change in unrealized appreciation (depreciation) on investments	33,420,533	(86,242,139)

Net increase (decrease) in net assets resulting from operations	51,013,707	(44,016,265)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(54,534)	(284,538)
Class B	(1,578)	(6,792)
Class C	(19,311)	(79,956)
Class R	(495,294)	(1,424,394)
Class Z	(290,918)	(1,282,348)

	(861,635)	(3,078,028)

Distributions from net realized gains
Class A	—	(3,065,641)
Class B	—	(154,232)
Class C	—	(1,832,950)
Class R	—	(24,934,524)
Class Z	—	(12,801,492)

	—	(42,788,839)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	30,738,987	52,629,063
Net asset value of shares issued in reinvestment of dividends and distributions	853,258	45,258,507
Net asset value of shares issued in merger (Note 8)	—	311,212,782
Cost of shares reacquired	(38,526,544)	(73,243,722)

Net increase (decrease) in net assets from Fund share transactions	(6,934,299)	335,856,630

Total increase (decrease)	43,217,773	245,973,498

Net Assets:
Beginning of period	321,576,095	75,602,597

End of period(a)	$364,793,868	$321,576,095

(a) Includes undistributed net investment income of:	$2,848,458	$918,667

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	23

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of six investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential Global Absolute Return Bond Fund, Prudential QMA Global Tactical Allocation Fund, Prudential Real Assets Fund, Prudential QMA Strategic Value Fund (formerly Prudential Strategic Value Fund) and Prudential Unconstrained Bond Fund. These financial statements relate to Prudential QMA Strategic Value Fund. The Fund’s primary investment objective is long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing

24

price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

REITs: The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions

Prudential QMA Strategic Value Fund	25

Notes to Financial Statements (unaudited) (continued)

received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

26

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are

Prudential QMA Strategic Value Fund	27

Notes to Financial Statements (unaudited) (continued)

recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest and dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of the subadviser, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .80% of the Fund’s average daily net assets up to and including $1 billion and .75% of such average daily net assets in excess of $1 billion. The effective management fee rate was .80% of the Fund’s average daily net assets for the six months ended August 31, 2016. The effective management fee rate, net of waivers and/or expense reimbursement was .63%.

PI has contractually agreed to waive and/or reimburse up to .17% of its management fees on the Fund through June 30, 2017 to the extent that the Fund’s net operating expenses (exclusive of taxes, interest, distribution and service (12b-1 fees) and certain extraordinary expenses) exceed 0.80% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and

28

Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B, C and R shares are accrued daily and paid monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through June 30, 2017 to limit such fees related to Class A and Class R shares to .25% and .50% of the average daily net assets of Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received $10,455 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2016. From these fees, PIMS paid such sales charges to dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2016 it received $406 and $95 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Effective July 7, 2016, the Board replaced PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, as securities lending agent with a third party agent. Prior to July 7, 2016, PGIM, Inc. was the Fund’s securities lending agent. Net earnings from securities lending, if any, are disclosed on the Statement of Operations as “Income from securities lending, net.” At the June 2016 meeting of the Board, the Board approved compensation to PGIM, Inc. related to securities lending activities. The payment was for services provided from February 5, 2016 to July 5, 2016. There was no compensation made by the Fund related to the Board approval. Additionally, PGIM, Inc. reimbursed the Fund $989 related to the securities lending income adjustments. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or

Prudential QMA Strategic Value Fund	29

Notes to Financial Statements (unaudited) (continued)

between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a portfolio of Prudential Investments Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core and Money Market Funds are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2016, were $186,543,123 and $191,646,733, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2016 were as follows:

Tax Basis	$334,857,874

Appreciation	40,615,689
Depreciation	(8,217,335)

Net Unrealized Appreciation	$32,398,354

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $7,573,000 as having been incurred in the following fiscal year (February 28, 2017).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

30

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of August 31, 2016, 4 shareholders of record held 76% of Fund outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2016:
Shares sold	69,170	$827,727
Shares issued in reinvestment of dividends and distributions	4,399	53,097
Shares reacquired	(106,187)	(1,309,128)

Net increase (decrease) in shares outstanding before conversion	(32,618)	(428,304)
Shares issued upon conversion from other share class(es)	5,111	61,665
Shares reacquired upon conversion into other share class(es)	(17,632)	(214,861)

Net increase (decrease) in shares outstanding	(45,139)	$(581,500)

Year ended February 29, 2016:
Shares sold	109,810	$1,436,018
Shares issued in reinvestment of dividends and distributions	256,654	3,185,359
Shares reacquired	(321,113)	(4,160,235)

Net increase (decrease) in shares outstanding before conversion	45,351	461,142
Shares issued upon conversion from other share class(es)	7,923	108,603
Shares reacquired upon conversion into other share class(es)	(17,192)	(240,814)

Net increase (decrease) in shares outstanding	36,082	$328,931

Prudential QMA Strategic Value Fund	31

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended August 31, 2016:
Shares sold	4,449	$53,148
Shares issued in reinvestment of dividends and distributions	132	1,491
Shares reacquired	(2,467)	(28,220)

Net increase (decrease) in shares outstanding before conversion	2,114	26,419
Shares reacquired upon conversion into other share class(es)	(5,447)	(61,665)

Net increase (decrease) in shares outstanding	(3,333)	$(35,246)

Year ended February 29, 2016:
Shares sold	3,349	$41,050
Shares issued in reinvestment of dividends and distributions	12,576	147,290
Shares reacquired	(17,004)	(216,756)

Net increase (decrease) in shares outstanding before conversion	(1,079)	(28,416)
Shares reacquired upon conversion into other share class(es)	(8,384)	(108,603)

Net increase (decrease) in shares outstanding	(9,463)	$(137,019)

Class C
Six months ended August 31, 2016:
Shares sold	15,558	$178,308
Shares issued in reinvestment of dividends and distributions	1,639	18,539
Shares reacquired	(77,431)	(878,182)

Net increase (decrease) in shares outstanding before conversion	(60,234)	(681,335)
Shares reacquired upon conversion into other share class(es)	(1,725)	(19,617)

Net increase (decrease) in shares outstanding	(61,959)	$(700,952)

Year ended February 29, 2016:
Shares sold	103,138	$1,184,464
Shares issued in reinvestment of dividends and distributions	156,239	1,827,587
Shares reacquired	(277,180)	(3,344,309)

Net increase (decrease) in shares outstanding before conversion	(17,803)	(332,258)
Shares reacquired upon conversion into other share class(es)	(8,753)	(115,354)

Net increase (decrease) in shares outstanding	(26,556)	$(447,612)

Class R
Six months ended August 31, 2016:
Shares sold	1,762,815	$21,958,535
Shares issued in reinvestment of dividends and distributions	40,202	495,294
Shares reacquired	(2,005,948)	(24,972,233)

Net increase (decrease) in shares outstanding	(202,931)	$(2,518,404)

Period ended February 29, 2016*
Shares sold	2,918,537	$38,399,464
Shares issued in reinvestment of dividends and distributions	2,173,035	26,358,918
Shares issued in merger	15,377,640	226,205,087
Shares reacquired**	(2,441,636)	(31,833,080)

Net increase (decrease) in shares outstanding	18,027,576	$259,130,389

32

Class Z	Shares	Amount
Six months ended August 31, 2016:
Shares sold	634,700	$7,721,269
Shares issued in reinvestment of dividends and distributions	23,120	284,837
Shares reacquired	(891,112)	(11,338,781)

Net increase (decrease) in shares outstanding before conversion	(233,292)	(3,332,675)
Shares issued upon conversion from Class(es)	18,844	234,478

Net increase (decrease) in shares outstanding	(214,448)	$(3,098,197)

Year ended February 29, 2016:
Shares sold	856,808	$11,568,067
Shares issued in reinvestment of dividends and distributions	1,118,209	13,739,353
Shares issued in merger	5,778,905	85,007,695
Shares reacquired	(2,614,908)	(33,689,342)

Net increase (decrease) in shares outstanding before conversion	5,139,014	76,625,773
Shares issued upon conversion from other share class(es)	24,990	356,168

Net increase (decrease) in shares outstanding	5,164,004	$76,981,941

*	Commencement of offering was June 19, 2015.
**	Includes affiliated redemptions of 680 shares with a value of $9,443 for Class R Shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the fiscal year end, the SCA has been renewed effective October 6, 2016 and will continue to provide a commitment of $900 million through October 5, 2017. Effective October 6, 2016, the Funds pay an annualized commitment fee of .15% of the unused portion of the SCA.

The Fund utilized the SCA during the six months ended August 31, 2016. The average daily balance for the 8 days that the Fund had loans outstanding during the period was $2,056,125 borrowed at a weighted interest rate of 1.73%. The maximum loan balance outstanding during the period was $2,555,000. At August 31, 2016, the Fund did not have an outstanding loan balance.

Prudential QMA Strategic Value Fund	33

Notes to Financial Statements (unaudited) (continued)

Note 8. Reorganization

On June 5, 2015, shareholders of the Target Large Capitalization Value Portfolio (“the Portfolio”) approved the reorganization of the Portfolio into the Prudential QMA Strategic Value Fund (“the Fund”). As a result of the reorganization, the assets and liabilities of the merged Portfolio were exchanged for shares of the Fund and the shareholders of the merged Portfolio are now shareholders of the Fund. The reorganization took place on June 19, 2015. On such date, the merged portfolio had total investments cost and value of $237,473,297 and $311,001,296, respectively, representing the principal assets acquired by the Fund.

The purpose of the transaction was to combine two Funds with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 19, 2015:

Merged Portfolio		Acquiring Fund
Target Large Capitalization Value Portfolio		Prudential QMA Strategic Value Fund
Class	Shares	Class	Shares	Value
R	13,546,350	R	15,377,640	$226,205,087
T*	5,077,401	Z	5,778,905	85,007,695

*	Class T shares of the merged portfolio were exchanged for Class Z shares of the Fund.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio			Acquiring Fund
Target Large Capitalization Value Portfolio			Prudential QMA Strategic Value Fund
Class	Net Assets	Unrealized Appreciation	Class	Net Assets
R	$226,205,087	$35,918,698	R	$—
T	85,007,695	37,609,301	Z	33,128,220

34

Assuming the acquisition had been completed on March 1, 2015, the Fund’s results of operations for the year ended February 29, 2016 were as follows:

Net investment income	$5,191,457	(a)
Net realized and unrealized loss on investments	(46,661,220	)(b)

	$(41,469,763)

(a)	$3,698,113, as reported in the Statement of Operations (Year Ended February 29, 2016), plus $1,298,641 Net Investment Income from the merged Portfolio pre-merger, plus $194,703 of pro-forma eliminated expenses.
(b)	$(47,714,378), as reported in the Statement of Operations (Year Ended February 29, 2016), plus $1,053,158 Net Realized and Unrealized Gain (Loss) on Investments from merged Portfolio pre-merger.

Because both the merged portfolio and the Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the merged portfolio that have been included in the Fund’s Statement of Operations since June 19, 2015.

Note 9. New Accounting Pronouncement

In January 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential QMA Strategic Value Fund	35

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2016		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.17		$14.83	$14.51	$11.91	$10.59	$10.56
Income (loss) from investment operations:
Net investment income (loss)	.10		.18	.15	.13	.13	.09
Net realized and unrealized gain (loss) on investment transactions	1.68		(1.68)	1.59	2.66	1.27	.02
Total from investment operations	1.78		(1.50)	1.74	2.79	1.40	.11
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.18)	(.11)	(.19)	(.08)	(.08)
Distributions from net realized gains	-		(1.98)	(1.31)	-	-	-
Total dividends and distributions	(.03)		(2.16)	(1.42)	(.19)	(.08)	(.08)
Net asset value, end of period	$12.92		$11.17	$14.83	$14.51	$11.91	$10.59
Total Return(b):	15.98%		(11.15)%	12.32%	23.56%	13.39%	1.14%

Ratio/Supplemental Data:
Net assets, end of period (000)	$20,788		$18,484	$24,001	$22,562	$19,326	$19,543
Average net assets (000)	$20,341		$21,782	$23,710	$21,289	$18,547	$20,310
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.06%	(d)	1.18%	1.40%	1.42%	1.52%	1.80%
Expenses before fee waivers and/or expense reimbursement	1.28%	(d)	1.35%	1.47%	1.49%	1.57%	1.85%
Net investment income (loss)	1.69%	(d)	1.32%	1.01%	.99%	1.19%	.89%
Portfolio turnover rate	54%	(e)	153%	58%	77%	47%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

36

Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2016		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.49		$14.06	$13.83	$11.36	$10.13	$10.12
Income (loss) from investment operations:
Net investment income (loss)	.05		.07	.04	.03	.05	.01
Net realized and unrealized gain (loss) on investment transactions	1.57		(1.58)	1.51	2.54	1.22	.02
Total from investment operations	1.62		(1.51)	1.55	2.57	1.27	.03
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.08)	(.01)	(.10)	(.04)	(.02)
Distributions from net realized gains	-		(1.98)	(1.31)	-	-	-
Total dividends and distributions	(.02)		(2.06)	(1.32)	(.10)	(.04)	(.02)
Net asset value, end of period	$12.09		$10.49	$14.06	$13.83	$11.36	$10.13
Total Return(b):	15.46%		(11.80)%	11.46%	22.72%	12.55%	.34%

Ratio/Supplemental Data:
Net assets, end of period (000)	$952		$861	$1,287	$1,478	$1,330	$1,223
Average net assets (000)	$894		$1,058	$1,368	$1,311	$1,155	$1,363
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.81%	(d)	1.93%	2.15%	2.17%	2.27%	2.55%
Expenses before fee waivers and/or expense reimbursement	1.98%	(d)	2.05%	2.17%	2.19%	2.27%	2.55%
Net investment income (loss)	.95%	(d)	.56%	.25%	.25%	.46%	.13%
Portfolio turnover rate	54%	(e)	153%	58%	77%	47%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	37

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2016		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.48		$14.05	$13.82	$11.35	$10.13	$10.11
Income (loss) from investment operations:
Net investment income (loss)	.05		.07	.04	.03	.04	.01
Net realized and unrealized gain (loss) on investment transactions	1.58		(1.58)	1.51	2.54	1.22	.03
Total from investment operations	1.63		(1.51)	1.55	2.57	1.26	.04
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.08)	(.01)	(.10)	(.04)	(.02)
Distributions from net realized gains	-		(1.98)	(1.31)	-	-	-
Total dividends and distributions	(.02)		(2.06)	(1.32)	(.10)	(.04)	(.02)
Net asset value, end of period	$12.09		$10.48	$14.05	$13.82	$11.35	$10.13
Total Return(b):	15.57%		(11.82)%	11.47%	22.74%	12.45%	.43%

Ratio/Supplemental Data:
Net assets, end of period (000)	$11,222		$10,383	$14,289	$13,196	$11,080	$11,187
Average net assets (000)	$10,968		$12,575	$14,061	$12,277	$10,623	$11,395
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.81%	(d)	1.93%	2.15%	2.17%	2.27%	2.55%
Expenses before fee waivers and/or expense reimbursement	1.98%	(d)	2.05%	2.17%	2.19%	2.27%	2.55%
Net investment income (loss)	.94%	(d)	.57%	.26%	.23%	.44%	.14%
Portfolio turnover rate	54%	(e)	153%	58%	77%	47%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38

Class R Shares
	Six Months Ended August 31, 2016		June 19, 2015(a) through February 29, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.41		$14.71
Income (loss) from investment operations:
Net investment income (loss)	.09		.12
Net realized and unrealized gain (loss) on investment transactions	1.71		(1.78)
Total from investment operations	1.80		(1.66)
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.09)
Distributions from net realized gains	-		(1.55)
Total dividends and distributions	(.03)		(1.64)
Net asset value, end of period	$13.18		$11.41
Total Return(c):	15.77%		(11.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$235,012		$205,745
Average net assets (000)	$223,325		$214,628
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.31%	(e)	1.32% (e)
Expenses before waivers and/or expense reimbursement	1.73%	(e)	1.74% (e)
Net investment income (loss)	1.44%	(e)	1.31% (e)
Portfolio turnover rate	54%	(f)	153% (f)

(a)	Commencement of Operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	39

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2016		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.40		$15.09	$14.74	$12.09	$10.75	$10.72
Income (loss) from investment operations:
Net investment income (loss)	.12		.23	.20	.17	.16	.11
Net realized and unrealized gain (loss) on investment transactions	1.72		(1.72)	1.61	2.70	1.29	.02
Total from investment operations	1.84		(1.49)	1.81	2.87	1.45	.13
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.22)	(.15)	(.22)	(.11)	(.10)
Distributions from net realized gains	-		(1.98)	(1.31)	-	-	-
Total dividends and distributions	(.04)		(2.20)	(1.46)	(.22)	(.11)	(.10)
Net asset value, end of period	$13.20		$11.40	$15.09	$14.74	$12.09	$10.75
Total Return(b):	16.14%		(10.93)%	12.61%	23.91%	13.71%	1.34%

Ratio/Supplemental Data:
Net assets, end of period (000)	$96,820		$86,103	$36,026	$33,181	$25,066	$20,492
Average net assets (000)	$97,116		$81,282	$34,823	$29,528	$21,961	$2,517
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	.81%	(d)	.86%	1.15%	1.17%	1.27%	1.43%
Expenses before fee waivers and/or expense reimbursement	.98%	(d)	1.01%	1.17%	1.19%	1.27%	1.43%
Net investment income (loss)	1.92%	(d)	1.71%	1.27%	1.23%	1.47%	1.33%
Portfolio turnover rate	54%	(e)	153%	58%	77%	47%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

40

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential QMA Strategic Value Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-9, 2016 and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-9, 2016.

[1]	Prudential Strategic Value Fund is a series of Prudential Investment Portfolios 3.

Prudential QMA Strategic Value Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and QMA. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and QMA. The Board noted that QMA is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and QMA under the management and subadvisory agreements.

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Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential QMA Strategic Value Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI and QMA

The Board considered potential ancillary benefits that might be received by PI and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2015.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2015. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Large-Cap Value Funds Performance Universe)2 and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Broadridge for the Board’s consideration. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

[2]

The Fund was compared to the Lipper Large-Cap Value Funds Performance Universe, although the Fund is classified in the Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that although the Fund underperformed its benchmark index over the one-year period, it outperformed over all other periods.
•

The Board also considered PI’s assertion that the Fund’s one-year performance versus the benchmark was affected by its performance in calendar year 2015 and that the Fund’s performance against its Peer Group and its benchmark over all other periods reflected a strong performance record.

•	In this regard the Board noted that the Fund’s year-to-date performance (through April 30, 2016) positioned it in the first quartile of its Peer Universe.
•

The Board also noted information provided by PI which indicated that the expense cap, which was not implemented until June 2015, was not reflected in the 2015 annual expense calculations for the Fund, and that if the expense cap were reflected for the full fiscal year, the Fund’s net total expenses would rank in the first quartile of its Peer Group.

•

The Board and PI agreed to continue the existing expense waiver of up to 0.17% of its management fee to the extent that the Fund’s annual operating expenses exceed 0.80% (exclusive of 12b-1 fees and certain other fees) of the Fund’s average net assets through June 30, 2017.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential QMA Strategic Value Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Strategic Value Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA STRATEGIC VALUE FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	SUVAX	SUVBX	SUVCX	PRVRX	SUVZX
CUSIP	74440K108	74440K207	74440K306	74440K736	74440K405

MF502E2    0297829-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential QMA Global Tactical Allocation Fund

SEMIANNUAL REPORT	AUGUST 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term risk-adjusted total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2016, were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Global Tactical Allocation Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Global Tactical Allocation Fund

October 14, 2016

Prudential QMA Global Tactical Allocation Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/16
	Six Months (%)	One Year (%)	Since Inception (%)
Class A	4.72	3.27	–3.14 (4/21/15)
Class C	4.38	2.37	–4.18 (4/21/15)
Class Q	4.94	3.49	–2.82 (4/21/15)
Class Z	4.94	3.49	–2.82 (4/21/15)
Customized Blend Index	8.21	7.19	3.04
Bloomberg Barclays Global Aggregate Bond Hedged Index	3.92	7.19	6.18
MSCI World Index	12.51	6.68	–0.60
Lipper Alternative Multi-Strategy Funds Average	2.95	1.01	–2.05

Average Annual Total Returns (With Sales Charges) as of 9/30/16
		One Year (%)	Since Inception (%)
Class A		–1.02	–6.40 (4/21/15)
Class C		3.06	–3.40 (4/21/15)
Class Q		5.08	–2.46 (4/21/15)
Class Z		5.08	–2.46 (4/21/15)
Customized Blend Index		9.16	2.32
Bloomberg Barclays Global Aggregate Bond Hedged Index		6.54	4.31
MSCI World Index		11.36	–0.05
Lipper Alternative Multi-Strategy Funds Average		2.11	–1.39

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

Benchmark Definitions

Customized Blend Index—The Customized Blend Index is a model portfolio consisting of the MSCI World Index (50%) and the Bloomberg Barclays Global Aggregate Bond Hedged Index (50%). The MSCI World Index is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Bloomberg Barclays Global Aggregate Bond Hedged Index provides a broad-based measure of the global investment-grade fixed rate debt markets. It is comprised of the US Aggregate, Pan-European Aggregate, and the Asian-Pacific Aggregate Indexes. It also includes a wide range of standard and customized subindices by liquidity constraint, sector, quality, and maturity.

Lipper Alternative Multi-Strategy Funds Average—The Lipper Alternative Multi-Strategy Funds Average (Lipper Average) includes funds which seek total returns through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential QMA Global Tactical Allocation Fund	5

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2016, at the beginning of the period, and held through the six-month period ended August 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

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Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Global Tactical Allocation Fund		Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,047.20	1.50%	$7.74
	Hypothetical	$1,000.00	$1,017.64	1.50%	$7.63
Class C	Actual	$1,000.00	$1,043.80	2.25%	$11.59
	Hypothetical	$1,000.00	$1,013.86	2.25%	$11.42
Class Q	Actual	$1,000.00	$1,049.40	1.25%	$6.46
	Hypothetical	$1,000.00	$1,018.90	1.25%	$6.36
Class Z	Actual	$1,000.00	$1,049.40	1.25%	$6.46
	Hypothetical	$1,000.00	$1,018.90	1.25%	$6.36

*Fund	expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for
each	share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184
days	in the six-month period ended August 31, 2016, and divided by the 365 days in the Fund’s fiscal year ending
February	28, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any
underlying	portfolios in which the Fund may invest.

Prudential QMA Global Tactical Allocation Fund	7

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the six-month period ended August 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	2.93	1.50
C	3.67	2.25
Q	2.46	1.25
Z	2.57	1.25

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Consolidated Financial Highlights” tables in this report and in the Notes to the Consolidated Financial Statements in this report.

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Consolidated Portfolio of Investments (unaudited)

as of August 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
SHORT-TERM INVESTMENTS 80.8%

U.S. TREASURY OBLIGATIONS(a) 71.8%
U.S. Treasury Bills	0.245%	09/15/16	560	$559,936
U.S. Treasury Bills(b)	0.265%	09/15/16	2,440	2,439,724
U.S. Treasury Bills(c)	0.265%	09/15/16	17,540	17,538,015
U.S. Treasury Bills(b)(d)	0.268%	09/15/16	810	809,908

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,347,804)				21,347,583

			Shares

AFFILIATED MUTUAL FUND 9.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $2,656,177)(Note 3)(e)			2,656,177	2,656,177

TOTAL SHORT-TERM INVESTMENTS 80.8% (cost $24,003,981)(Note 5)				24,003,760
Other assets in excess of liabilities(f) 19.2%				5,713,009

NET ASSETS 100.0%				$29,716,769

The following abbreviations are used in the semiannual report:

ASX—Australian Securities Exchange

BIST—Borsa Instanbul Index (Turkish Stock Exchange)

Bovespa—Sao Palo Se Bovespa Index

CAC—French Stock Market Index

CNX—CRISIL NSE Index

DAX—German Stock Index

FTSE—Financial Times Stock Exchange

IBEX—Spanish Stock Exchange

JSE—Johannesburg Stock Exchange

KOSPI—Korea Stock Exchange Index

LME—London Metal Exchange

MIB—Milano Italia Borsa

MSCI—Morgan Stanley Capital International

OMXS—Sweden Stock Market Index

OTC—Over-the-counter

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

SGX—Singapore Exchange

SPI—Swiss Performance Index

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	9

Consolidated Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

TSX—Toronto Stock Exchange

ULSD—Ultra-Low-Sulfur Diesel

WIG—Warsaw Stock Exchange

WTI—West Texas Intermediate

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

#	Principal and notional amounts are shown in U.S. dollars unless otherwise stated.
(a)	Rates shown are the effective yields at purchase date.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(d)	Represents security held in the Cayman Subsidiary.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial Futures contracts outstanding at August 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
11	10 Year Australian Treasury Bonds	Sep. 2016	$8,874,239	$8,877,404	$3,165
33	10 Year Euro-Bund	Sep. 2016	6,151,054	6,161,227	10,173
31	10 Year U.S. Treasury Notes	Dec. 2016	4,068,976	4,058,578	(10,398)
167	BIST National 30 Index	Oct. 2016	541,806	532,489	(9,317)
14	CAC40 10 Euro	Sep. 2016	698,751	693,051	(5,700)
4	DAX Index	Sep. 2016	1,098,982	1,183,547	84,565
52	Euro STOXX 50	Sep. 2016	1,633,820	1,757,501	123,681
35	FTSE 100 Index	Sep. 2016	2,811,321	3,118,853	307,532
11	FTSE/JSE Top 40 Index	Sep. 2016	356,551	346,258	(10,293)
2	Hang Seng China Enterprises Index	Sep. 2016	122,552	123,106	554
2	IBEX 35 Index	Sep. 2016	192,705	194,633	1,928
35	Mexican Bolsa Index	Sep. 2016	859,374	883,996	24,622
103	S&P 500 E-Mini	Sep. 2016	10,671,625	11,172,925	501,300

See Notes to Consolidated Financial Statements.

10

Financial Futures contracts outstanding at August 31, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2016	Unrealized Appreciation (Depreciation)
	Long Positions (cont’d):
10	S&P/TSX 60 Index	Sep. 2016	$1,283,967	$1,296,477	$12,510
4	TOPIX Index	Sep. 2016	507,998	514,377	6,379
2	Yen Denominated Nikkei 225 Index	Sep. 2016	159,160	163,437	4,277

					1,044,978

	Short Positions:
39	10 Year Canadian Government Bonds	Dec. 2016	4,358,579	4,364,824	(6,245)
1	10 Year Mini Japanese Government Bonds	Sep. 2016	148,031	146,359	1,672
25	10 Year U.K. Gilt	Dec. 2016	4,311,386	4,317,952	(6,566)
15	ASX SPI 200 Index	Sep. 2016	1,547,821	1,524,711	23,110
3	FTSE/MIB Index	Sep. 2016	275,906	283,402	(7,496)
10	MSCI Taiwan Stock Index	Sep. 2016	335,300	335,300	—
90	OMXS30 Index	Sep. 2016	1,485,361	1,490,512	(5,151)
44	SGX CNX Nifty 50 Index	Sep. 2016	763,042	778,316	(15,274)
37	WIG20 Index	Sep. 2016	350,112	340,241	9,871

					(6,079)

					$1,038,899

Commodity Futures contracts outstanding at August 31, 2016(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
3	Coffee ‘C’	Dec. 2016	$160,519	$165,431	$4,912
4	Gasoline RBOB	Oct. 2016	235,011	224,011	(11,000)
17	Lean Hogs	Oct. 2016	400,800	427,380	26,580
10	LME Nickel	Sep. 2016	623,157	583,290	(39,867)
5	LME PRI Aluminum	Sep. 2016	203,538	200,094	(3,444)
5	LME Zinc	Sep. 2016	286,250	288,469	2,219
1	Mini Gold	Oct. 2016	42,230	41,853	(377)
1	Silver	Dec. 2016	97,405	93,535	(3,870)
6	Soybean	Nov. 2016	302,550	282,900	(19,650)

					(44,497)

	Short Positions:
7	Copper	Dec. 2016	380,625	363,563	17,062
24	Corn	Dec. 2016	410,100	378,600	31,500

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	11

Consolidated Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Commodity Futures contracts outstanding at August 31, 2016(1) (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2016	Unrealized Appreciation (Depreciation)
	Short Positions (cont’d):
4	Cotton No. 2	Dec. 2016	$151,590	$131,160	$20,430
3	Gold 100 Oz	Oct. 2016	409,260	392,370	16,890
9	Live Cattle	Oct. 2016	391,710	383,670	8,040
1	LME PRI Aluminum	Sep. 2016	40,738	40,019	719
4	Mini Silver	Dec. 2016	74,491	74,828	(337)
37	Natural Gas	Oct. 2016	989,580	1,068,190	(78,610)
23	No. 2 Soft Red Winter Wheat	Dec. 2016	510,313	446,487	63,826
10	NY Harbor ULSD	Oct. 2016	644,664	598,794	45,870
2	Soybean Oil	Oct. 2016	41,196	39,120	2,076
8	Sugar #11 (World)	Oct. 2016	177,587	179,738	(2,151)
20	WTI Crude	Oct. 2016	836,446	894,000	(57,554)

					67,761

					$23,264

U.S. Treasury Obligations with a combined market value of $3,249,632 have been segregated with Morgan Stanley to cover requirements for open futures contracts at August 31, 2016.

(1)	Represents positions held in the Cayman Subsidiary.

Forward foreign currency exchange contracts outstanding at August 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/21/16	Morgan Stanley	AUD	2,300	$1,776,739	$1,727,624	$(49,115)
Expiring 09/21/16	Morgan Stanley	AUD	1,150	823,707	863,812	40,105
Expiring 09/21/16	Morgan Stanley	AUD	550	410,847	413,128	2,281
Expiring 09/21/16	Morgan Stanley	AUD	350	266,154	262,899	(3,255)
Expiring 09/21/16	Morgan Stanley	AUD	150	111,827	112,671	844
Expiring 12/21/16	Morgan Stanley	AUD	2,750	2,096,018	2,061,304	(34,714)
British Pound,
Expiring 09/21/16	Morgan Stanley	GBP	700	923,639	919,701	(3,938)
Expiring 09/21/16	Morgan Stanley	GBP	650	842,648	854,008	11,360
Expiring 09/21/16	Morgan Stanley	GBP	450	593,135	591,236	(1,899)

See Notes to Consolidated Financial Statements.

12

Forward foreign currency exchange contracts outstanding at August 31, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Canadian Dollar,
Expiring 09/21/16	Morgan Stanley	CAD	3,200	$2,439,641	$2,440,420	$779
Expiring 09/21/16	Morgan Stanley	CAD	1,550	1,189,013	1,182,079	(6,934)
Expiring 09/21/16	Morgan Stanley	CAD	1,250	960,567	953,289	(7,278)
Expiring 09/21/16	Morgan Stanley	CAD	150	114,885	114,395	(490)
Expiring 09/21/16	Morgan Stanley	CAD	50	38,202	38,131	(71)
Expiring 12/21/16	Morgan Stanley	CAD	3,600	2,790,073	2,746,809	(43,264)
Euro,
Expiring 09/21/16	Morgan Stanley	EUR	1,050	1,175,120	1,172,333	(2,787)
Expiring 09/21/16	Morgan Stanley	EUR	450	500,010	502,429	2,419
Expiring 12/21/16	Morgan Stanley	EUR	200	227,746	224,201	(3,545)
Japanese Yen,
Expiring 09/21/16	Morgan Stanley	JPY	250,000	2,500,121	2,418,671	(81,450)
Expiring 09/21/16	Morgan Stanley	JPY	70,000	692,648	677,228	(15,420)
Expiring 09/21/16	Morgan Stanley	JPY	15,000	148,040	145,120	(2,920)
New Zealand Dollar,
Expiring 09/21/16	Morgan Stanley	NZD	3,400	2,282,704	2,464,812	182,108
Expiring 09/21/16	Morgan Stanley	NZD	1,550	1,099,128	1,123,665	24,537
Expiring 09/21/16	Morgan Stanley	NZD	500	358,120	362,472	4,352
Expiring 09/21/16	Morgan Stanley	NZD	200	139,442	144,989	5,547
Expiring 12/21/16	Morgan Stanley	NZD	5,400	3,937,907	3,900,853	(37,054)
Norwegian Krone,
Expiring 09/21/16	Morgan Stanley	NOK	15,000	1,830,719	1,800,208	(30,511)
Expiring 09/21/16	Morgan Stanley	NOK	12,250	1,425,473	1,470,169	44,696
Expiring 09/21/16	Morgan Stanley	NOK	5,500	650,474	660,076	9,602
Expiring 09/21/16	Morgan Stanley	NOK	1,500	177,478	180,021	2,543
Expiring 09/21/16	Morgan Stanley	NOK	500	58,758	60,007	1,249
Swedish Krona,
Expiring 09/21/16	Morgan Stanley	SEK	23,750	2,848,254	2,777,306	(70,948)
Expiring 09/21/16	Morgan Stanley	SEK	2,000	236,499	233,879	(2,620)
Expiring 09/21/16	Morgan Stanley	SEK	1,250	146,569	146,174	(395)
Swiss Franc,
Expiring 09/21/16	Morgan Stanley	CHF	1,750	1,823,352	1,781,653	(41,699)
Expiring 09/21/16	Morgan Stanley	CHF	1,000	1,026,110	1,018,087	(8,023)
Expiring 09/21/16	Morgan Stanley	CHF	350	360,150	356,331	(3,819)

				$39,021,917	$38,902,190	(119,727)

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	13

Consolidated Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Forward foreign currency exchange contracts outstanding at August 31, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/21/16	Morgan Stanley	AUD	3,600	$2,750,075	$2,704,107	$45,968
Expiring 09/21/16	Morgan Stanley	AUD	900	660,412	676,027	(15,615)
British Pound,
Expiring 09/21/16	Morgan Stanley	GBP	1,250	1,837,911	1,642,323	195,588
Expiring 09/21/16	Morgan Stanley	GBP	550	718,077	722,622	(4,545)
Expiring 12/21/16	Morgan Stanley	GBP	500	660,953	658,165	2,788
Canadian Dollar,
Expiring 09/21/16	Morgan Stanley	CAD	4,800	3,718,386	3,660,631	57,755
Expiring 09/21/16	Morgan Stanley	CAD	1,400	1,068,884	1,067,684	1,200
Euro,
Expiring 09/21/16	Morgan Stanley	EUR	600	671,567	669,905	1,662
Expiring 09/21/16	Morgan Stanley	EUR	400	440,551	446,603	(6,052)
Expiring 09/21/16	Morgan Stanley	EUR	350	396,993	390,778	6,215
Expiring 09/21/16	Morgan Stanley	EUR	100	111,620	111,651	(31)
Expiring 09/21/16	Morgan Stanley	EUR	50	55,222	55,825	(603)
Japanese Yen,
Expiring 09/21/16	Morgan Stanley	JPY	300,000	2,982,821	2,902,405	80,416
Expiring 09/21/16	Morgan Stanley	JPY	15,000	148,453	145,120	3,333
Expiring 09/21/16	Morgan Stanley	JPY	10,000	94,557	96,747	(2,190)
Expiring 09/21/16	Morgan Stanley	JPY	10,000	90,929	96,747	(5,818)
Expiring 12/21/16	Morgan Stanley	JPY	20,000	200,805	194,270	6,535
New Zealand Dollar,
Expiring 09/21/16	Morgan Stanley	NZD	2,700	1,975,971	1,957,351	18,620
Expiring 09/21/16	Morgan Stanley	NZD	2,050	1,436,177	1,486,137	(49,960)
Expiring 09/21/16	Morgan Stanley	NZD	900	650,386	652,450	(2,064)
Norwegian Krone,
Expiring 09/21/16	Morgan Stanley	NOK	34,000	4,076,913	4,080,471	(3,558)
Expiring 09/21/16	Morgan Stanley	NOK	750	90,795	90,010	785
Expiring 12/21/16	Morgan Stanley	NOK	19,750	2,410,890	2,371,105	39,785
Swedish Krona,
Expiring 09/21/16	Morgan Stanley	SEK	20,000	2,343,135	2,338,784	4,351
Expiring 09/21/16	Morgan Stanley	SEK	4,000	484,042	467,757	16,285
Expiring 09/21/16	Morgan Stanley	SEK	2,250	264,647	263,113	1,534
Expiring 09/21/16	Morgan Stanley	SEK	750	87,159	87,705	(546)
Expiring 12/21/16	Morgan Stanley	SEK	29,250	3,523,803	3,436,108	87,695

See Notes to Consolidated Financial Statements.

14

Forward foreign currency exchange contracts outstanding at August 31, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Swiss Franc,
Expiring 09/21/16	Morgan Stanley	CHF	1,650	$1,673,002	$1,679,844	$(6,842)
Expiring 09/21/16	Morgan Stanley	CHF	950	975,052	967,183	7,869
Expiring 09/21/16	Morgan Stanley	CHF	350	360,686	356,331	4,355
Expiring 09/21/16	Morgan Stanley	CHF	150	152,716	152,713	3
Expiring 12/21/16	Morgan Stanley	CHF	2,850	2,985,469	2,916,925	68,544

				$40,099,059	$39,545,597	553,462

						$433,735

Total return swap agreements outstanding at August 31, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	09/28/16	BRL	(3,660)	Pay or received based on the market value fluctuation of the Bovespa Index Futures	$26,238	$—	$26,238
Credit Suisse First Boston Corp.	09/09/16	KRW	632,200	Pay or received based on the market value fluctuation of the KOSPI 200 Index Futures	8,117	—	8,117
Credit Suisse First Boston Corp.	09/16/16	CHF	154	Pay or received based on the market value fluctuation of the Swiss Market Index Futures	9,659	—	9,659

					$44,014	$—	$44,014

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	15

Consolidated Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$21,347,583	$—
Affiliated Mutual Fund	2,656,177	—	—
Other Financial Instruments*
Financial Futures Contracts	1,038,899	—	—
Commodity Futures contracts	23,264	—	—
OTC Forward Foreign Currency Exchange Contracts	—	433,735	—
OTC Total Return Swap Agreements	—	44,014	—

Total	$3,718,340	$21,825,332	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2016 were as follows:

U.S. Treasury Obligations	71.8%
Affiliated Mutual Fund	9.0

80.8
Other assets in excess of liabilities	19.2

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, equity risk, foreign exchange contracts risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

See Notes to Consolidated Financial Statements.

16

Fair values of derivative instruments as of August 31, 2016 as presented in the Consolidated Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker—variation margin futures	$240,124	*	Due from/to broker—variation margin futures	$216,860	*
Equity contracts	Due from/to broker—variation margin futures	1,100,329	*	Due from/to broker—variation margin futures	53,231	*
Equity contracts	Unrealized appreciation on OTC swap agreements	44,014		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	983,708		Unrealized depreciation on OTC forward foreign currency exchange contracts	549,973
Interest rate contracts	Due from/to broker—variation margin futures	15,010	*	Due from/to broker-variation margin futures	23,209	*

Total		$2,383,185			$843,273

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended August 31, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Foreign Currency Exchange Contracts(1)	Total
Commodity contracts	$(582,127)	$—	$—	$(582,127)
Equity contracts	(587,240)	(174,786)	—	(762,026)
Foreign exchange contracts	—	—	159,441	159,441
Interest rate contracts	(12,524)	—	—	(12,524)

Total	$(1,181,891)	$(174,786)	$159,441	$(1,197,236)

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	17

Consolidated Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Foreign Currency Exchange Contracts(2)	Total
Commodity contracts	$147,924	$—	$—	$147,924
Equity contracts	2,394,662	43,506	—	2,438,168
Foreign exchange contracts	—	—	64,265	64,265
Interest rate contracts	61,553	—	—	61,553

Total	$2,604,139	$43,506	$64,265	$2,711,910

(1)	Included in net realized gain (loss) on foreign currency transactions in the Consolidated Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Consolidated Statement of Operations.

For the six months ended August 31, 2016, the Fund’s average volume of derivative activities are as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)	Forward Foreign Currency Exchange Contracts— Sold(2)	Total Return Swaps Agreements(3)
$35,144,760	$30,525,272	$40,163,847	$41,926,686	$1,665

(1)	Value at Trade Date.
(2)	Value at Settlement Date.
(3)	Notional Amount in USD (000).

See Notes to Consolidated Financial Statements.

18

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Credit Suisse First Boston Corp	$44,014	$—	$—	$44,014
Morgan Stanley	983,708	(549,973)	—	433,735

	$1,027,722

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Credit Suisse First Boston Corp	$—	$—	$—	$—
Morgan Stanley	(549,973)	549,973	—	—

	$(549,973)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	19

Consolidated Statement of Assets & Liabilities (unaudited)

as of August 31, 2016

Assets
Investments at value:
Unaffiliated investments (cost $21,347,804)	$21,347,583
Affiliated investments (cost $2,656,177)	2,656,177
Cash	4,686,094
Foreign currency, at value (cost $597,612)	593,410
Receivable for investments sold	3,744,036
Unrealized appreciation on OTC forward foreign currency exchange contracts	983,708
Unrealized appreciation on OTC swap agreements	44,014
Dividends and interest receivable	1,147
Prepaid expenses	106

Total assets	34,056,275

Liabilities
Payable for investments purchased	3,690,507
Unrealized depreciation on OTC forward foreign currency exchange contracts	549,973
Due to broker—variation margin futures	64,982
Accrued expenses and other liabilities	27,042
Management fee payable	6,784
Distribution fee payable	143
Affiliated transfer agent fee payable	75

Total liabilities	4,339,506

Net Assets	$29,716,769

Net assets were comprised of:
Shares of beneficial interest, at par	$3,132
Paid-in capital in excess of par	31,208,898

31,212,030
Distributions in excess of net investment income	(604,023)
Accumulated net realized loss on investment and foreign currency transactions	(2,426,433)
Net unrealized appreciation on investments and foreign currencies	1,535,195

Net assets, August 31, 2016	$29,716,769

See Notes to Consolidated Financial Statements.

20

Class A
Net asset value and redemption price per share, ($371,517 ÷ 39,195 shares of beneficial interest issued and outstanding)	$9.48
Maximum sales charge (5.50% of offering price)	0.55

Maximum offering price to public	$10.03

Class C
Net asset value, offering price and redemption price per share, ($80,311 ÷ 8,505 shares of beneficial interest issued and outstanding)	$9.44

Class Q
Net asset value, offering price and redemption price per share, ($29,157,638 ÷ 3,073,064 shares of beneficial interest issued and outstanding)	$9.49

Class Z
Net asset value, offering price and redemption price per share, ($107,303 ÷ 11,305 shares of beneficial interest issued and outstanding)	$9.49

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	21

Consolidated Statement of Operations (unaudited)

Six Months Ended August 31, 2016

Net Investment Income (Loss)
Income
Interest income	$28,744
Affiliated dividend income	6,480

Total income	35,224

Expenses
Management fee	199,613
Distribution fee—Class A	472
Distribution fee—Class C	396
Offering expenses	46,000
Custodian and accounting fees	34,000
Audit fee	24,000
Registration fees	20,000
Shareholders’ reports	11,000
Legal fees and expenses	10,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $200)	400
Miscellaneous	9,224

Total expenses	360,105
Less: Management fee waiver and/or expense reimbursement	(177,084)
Distribution fee waiver—Class A	(79)

Net expenses	182,942

Net investment Income (loss)	(147,718)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Futures transactions	(1,181,891)
Swap agreements transactions	(174,786)
Foreign currency transactions	202,698

(1,153,979)

Net change in unrealized appreciation (depreciation) on:
Investments	1,181
Futures	2,604,139
Swap agreements	43,506
Foreign currencies	59,875

2,708,701

Net gain (loss) on investment and foreign currency transactions	1,554,722

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,407,004

See Notes to Consolidated Financial Statements.

22

Consolidated Statement of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2016	Period from April 21, 2015* to February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(147,718)	$(299,202)
Net realized gain (loss) on investment and foreign currency transactions	(1,153,979)	(778,111)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,708,701	(1,173,506)

Net increase (decrease) in net assets resulting from operations	1,407,004	(2,250,819)

Dividends from net investment income (Note 1)
Class A	(6,903)	—
Class C	(1,139)	—
Class Q	(653,618)	—
Class Z	(368)	—

	(662,028)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	339,783	30,244,096
Net asset value of shares issued in reinvestment of dividends	662,028	—
Cost of shares reacquired	(22,975)	(320)

Net increase (decrease) in net assets from Fund share transactions	978,836	30,243,776

Total increase (decrease)	1,723,812	27,992,957

Net Assets:
Beginning of period	27,992,957	—

End of period(a)	$29,716,769	$27,992,957

(a) Includes undistributed net investment income of:	$—	$205,723

*	Commencement of operations.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	23

Notes to Consolidated Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was established on January 28, 2000, as a Delaware Business Trust. The Trust operates as a series company. At August 31, 2016, the Trust consisted of six investment portfolios: Prudential Jennison Select Growth Fund, Prudential QMA Strategic Value Fund (formerly Prudential Strategic Value Fund), Prudential QMA Global Tactical Allocation Fund (formerly Prudential Global Tactical Allocation Fund), Prudential Real Assets Fund, Prudential Global Absolute Return Bond Fund and Prudential Unconstrained Bond Fund. The information presented in these consolidated financial statements pertains to Prudential QMA Global Tactical Allocation Fund (the “Fund”), a non-diversified series of the Trust. The Fund commenced operations on April 21, 2015. The Fund’s investment objective is to seek long-term risk adjusted total return.

The Fund wholly owns and controls the Prudential QMA Global Tactical Allocation Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary.

The Subsidiary commenced operations on April 21, 2015. The Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

24

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of August 31, 2016, the Subsidiary had net assets of $5,496,911, representing 18.5% of the Fund’s net assets.

Note 1. Accounting Policies

The Fund and its subsidiary follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund and its subsidiary hold securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Consolidated Portfolio of Investments.

Derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Prudential QMA Global Tactical Allocation Fund	25

Notes to Consolidated Financial Statements (unaudited) (continued)

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

26

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund, as defined in the prospectus, entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and

Prudential QMA Global Tactical Allocation Fund	27

Notes to Consolidated Financial Statements (unaudited) (continued)

any unrealized gain (loss) is included in net unrealized appreciation depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs). Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract

28

expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options and guarantees the futures and options against default.

Swap Agreements: The Fund entered into total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Consolidated Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Consolidated Portfolio of Investments.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily

Prudential QMA Global Tactical Allocation Fund	29

Notes to Consolidated Financial Statements (unaudited) (continued)

enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Consolidated Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Consolidated Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Consolidated Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the Fund may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such

30

OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2016, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Offering and Organization Costs: Offering costs paid in connection with the offering of shares of the Fund are amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund are expensed on the first day of operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Prudential QMA Global Tactical Allocation Fund	31

Notes to Consolidated Financial Statements (unaudited) (continued)

Estimates: The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”), the Subadviser. The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadviser is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.15% of the average daily net assets of the Fund. The effective management fee rate was .15% for the six months ended August 31, 2016.

The Subsidiary has entered into a separate management agreement with PI whereby PI provides advisory and other services to the Subsidiary substantially similar to the services provided by PI to the Fund as discussed above. In consideration for these services, the Subsidiary will pay the Manager a monthly fee at the annual rate of 1.15% of the average daily net assets of the Subsidiary. PI has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. PI also had entered into a separate Subadvisory Agreement with QMA relating to the Subsidiary.

PI has contractually agreed, through June 30, 2017, to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and other expenses related to short sales, brokerage, extraordinary and certain other expenses of each class of shares) to 1.25% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”)

32

regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, and 1% of the average daily net assets of the Class A and Class C shares, respectively. Through June 30, 2017, PIMS has contractually agreed to limit such fees to ..25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $1,098 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2016, there were no contingent deferred sales charges imposed.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

There were no purchases or sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2016.

Prudential QMA Global Tactical Allocation Fund	33

Notes to Consolidated Financial Statements (unaudited) (continued)

Note 5. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized depreciation as of August 31, 2016 were as follows:

Tax Basis	$24,003,981

Appreciation	—
Depreciation	(221)

Net Unrealized Depreciation	$(221)

For federal income tax purposes, the Fund had a capital loss carryforward as of February 29, 2016 of approximately $2,106,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

As of August 31, 2016, one shareholder of record held 98% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

34

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of August 31, 2016, Prudential owned 1,022 Class A shares, 1,015 Class C shares, 3,073,064 Class Q shares and 1,024 Class Z shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2016:
Shares sold	28,041	$263,070
Shares issued in reinvestment of dividends and distributions	761	6,903
Shares reacquired	(1,959)	(18,382)

Net increase (decrease) in shares outstanding before conversion	26,843	251,591
Shares reacquired upon conversion into other share class(es)	(1,421)	(13,403)

Net increase (decrease) in shares outstanding	25,422	$238,188

Period ended February 29, 2016*:
Shares sold	13,773	$130,381

Net increase (decrease) in shares outstanding	13,773	$130,381

Class C
Six months ended August 31, 2016:
Shares issued in reinvestment of dividends and distributions	126	$1,139

Net increase (decrease) in shares outstanding	126	$1,139

Period ended February 29, 2016*:
Shares sold	8,378.6	$82,731

Net increase (decrease) in shares outstanding	8,378.6	$82,731

Class Q
Six months ended August 31, 2016:
Shares issued in reinvestment of dividends and distributions	72,064	$653,618

Net increase (decrease) in shares outstanding	72,064	$653,618

Period ended February 29, 2016*:
Shares sold	3,001,000	$30,010,000

Net increase (decrease) in shares outstanding	3,001,000	$30,010,000

Prudential QMA Global Tactical Allocation Fund	35

Notes to Consolidated Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended August 31, 2016:
Shares sold	8,202	$76,713
Shares issued in reinvestment of dividends and distributions	40	368
Shares reacquired	(488)	(4,593)

Net increase (decrease) in shares outstanding before conversion	7,754	72,488
Shares issued upon conversion from other share class(es)	1,418	13,403

Net increase (decrease) in shares outstanding	9,172	$85,891

Period ended February 29, 2016*:
Shares sold	2,166	$20,984
Shares reacquired	(33)	(320)

Net increase (decrease) in shares outstanding	2,133	$20,664

*	Commenced operations April 21, 2015.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA has been renewed effective October 6, 2016 and will continue to provide a commitment of $900 million through October 5, 2017. Effective October 6, 2016, the Funds pay an annualized commitment fee of .15% of the unused portion of the SCA.

The Fund did not utilize the SCA during the six months ended August 31, 2016.

Note 8. New Accounting Pronouncement

In January 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

36

Consolidated Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2016		April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$9.24		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.06)		(.12)
Net realized and unrealized gain (loss) on investments	.50		(.64)
Total from investment operations	.44		(.76)
Less Dividends:
Dividends from net investment income	(.20)		-
Net asset value, end of period	$9.48		$9.24
Total Return(a)	4.83%		(7.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$372		$127
Average net assets (000)	$312		$57
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.50%	(e)	1.50%	(e)
Expense before waivers and/or expense reimbursement	2.93%	(e)	4.00%	(e)
Net investment income (loss)	(1.25)%	(e)	(1.45)%	(e)
Portfolio turnover rate	0%	(f)	0%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	37

Consolidated Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31, 2016		April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$9.18		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.09)		(.18)
Net realized and unrealized gain (loss) on investments	.49		(.64)
Total from investment operations	.40		(.82)
Less Dividends:
Dividends from net investment income	(.14)		-
Net asset value, end of period	$9.44		$9.18
Total Return(a)	4.38%		(8.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$80		$77
Average net assets (000)	$79		$63
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	2.25%	(e)	2.25%	(e)
Expense before waivers and/or expense reimbursement	3.67%	(e)	5.08%	(e)
Net investment income (loss)	(2.01)%	(e)	(2.20)%	(e)
Portfolio turnover rate	0%	(f)	0%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Consolidated Financial Statements.

38

Class Q Shares
	Six Months Ended August 31, 2016		April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$9.25		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.05)		(.10)
Net realized and unrealized gain (loss) on investments	.51		(.65)
Total from investment operations	.46		(.75)
Less Dividends:
Dividends from net investment income	(.22)		-
Net asset value, end of period	$9.49		$9.25
Total Return(a)	5.06%		(7.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,158		$27,769
Average net assets (000)	$28,477		$28,796
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.25%	(e)	1.25%	(e)
Expense before waivers and/or expense reimbursement	2.46%	(e)	3.33%	(e)
Net investment income (loss)	(1.01)%	(e)	(1.20)%	(e)
Portfolio turnover rate	0%	(f)	0%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	39

Consolidated Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31, 2016		April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$9.25		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.05)		(.10)
Net realized and unrealized gain (loss) on investments	.51		(.65)
Total from investment operations	.46		(.75)
Less Dividends:
Dividends from net investment income	(.22)		-
Net asset value, end of period	$9.49		$9.25
Total Return(a)	5.06%		(7.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$107		$20
Average net assets (000)	$39		$13
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.25%	(e)	1.25%	(e)
Expense before waivers and/or expense reimbursement	2.57%	(e)	3.97%	(e)
Net investment income (loss)	(1.01)%	(e)	(1.20)%	(e)
Portfolio turnover rate	0%	(f)	0%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Consolidated Financial Statements.

40

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential QMA Global Tactical Allocation Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-9, 2016 and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-9, 2016.

[1]	Prudential QMA Global Tactical Allocation Fund is a series of Prudential Investment Portfolios 3.

Prudential QMA Global Tactical Allocation Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and QMA. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PI and QMA. The Board noted that QMA is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and QMA under the management and subadvisory agreements.

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Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Fund during the year ended December 31, 2015 exceeded the management fees paid by the Fund, resulting in an operating loss to PI. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board considered information provided by PI regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PI’s investment in the Fund over time. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential QMA Global Tactical Allocation Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI and QMA

The Board considered potential ancillary benefits that might be received by PI and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the quarter ended December 31, 2015. The Board considered that the Fund commenced operations on June 3, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended August 31, 2015. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The Peer Universe is a custom peer universe comprised of global tactical allocation funds.2 The mutual funds included in the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Broadridge for the Board’s consideration. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

[2]

The Fund was compared to a custom peer universe comprised of global tactical allocation funds, although the Fund is classified in the Lipper Alternative Multi-Strategy Funds Performance Universe. The custom peer universe was utilized because PI believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board considered that, because the Fund commenced operations during 2015, there was less than a full year of performance to review.
•	The Board noted information provided by PI indicating that the Fund’s net total expense ratio was within seven basis points of the median of all funds in the Peer Group.
•	The Board and PI agreed to continue the Fund’s existing expense cap of 1.25% (exclusive of 12b-1 and certain other fees) through June 30, 2017.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential QMA Global Tactical Allocation Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Global Tactical Allocation Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA GLOBAL TACTICAL ALLOCATION FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PTALX	PTCLX	PTQLX	PTZLX
CUSIP	74440K728	74440K710	74440K694	74440K686

MF227E2    0297830-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Unconstrained Bond Fund

SEMIANNUAL REPORT	AUGUST 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Positive returns over the long term regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2016, were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Unconstrained Bond Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Unconstrained Bond Fund

October 14, 2016

Prudential Unconstrained Bond Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/16
	Six Months (%)	One Year (%)	Since Inception (%)
Class A	11.28	7.33	6.23 (7/9/15)
Class C	10.84	6.42	5.25 (7/9/15)
Class Z	11.42	7.60	6.54 (7/9/15)
BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index	0.30	0.46	0.50
Lipper Alternative Credit Focus Funds Average	6.01	2.48	1.44

Average Annual Total Returns (With Sales Charges) as of 9/30/16
		One Year (%)	Since Inception (%)
Class A		4.98	1.64 (7/9/15)
Class C		7.99	4.66 (7/9/15)
Class Z		10.20	5.78 (7/9/15)
BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index		0.49	0.45
Lipper Alternative Credit Focus Funds Average		3.75	1.32

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None

Benchmark Definitions

Bank of America Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index—The BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity (CM) Index (the Index) is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Index returns do not include the effect of any mutual fund sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of these expenses.

Lipper Alternative Credit Focus Funds Average—The Lipper Alternative Credit Focus Funds Average (the Lipper Average) is based on the average return of all mutual funds in the Lipper Alternative Credit Focus Funds Universe. Returns do not include the effect of any sales charges or taxes.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Unconstrained Bond Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/16 (%)
AAA	4.6
AA	6.8
A	3.7
BBB	5.9
BB	27.7
B	15.6
CCC	5.3
CC	0.8
C	0.1
Not Rated	11.3
Cash/Cash Equivalents	18.1
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 8/31/16
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.23	3.48	2.66
Class C	0.18	3.04	2.27
Class Z	0.24	3.91	3.06

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2016, at the beginning of the period, and held through the six-month period ended August 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Unconstrained Bond Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Unconstrained Bond Fund		Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,112.80	1.15%	$6.12
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class C	Actual	$1,000.00	$1,108.40	1.90%	$10.10
	Hypothetical	$1,000.00	$1,015.63	1.90%	$9.65
Class Z	Actual	$1,000.00	$1,114.20	0.90%	$4.80
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2016, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s annualized expense ratios for the six-month period ended August 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.98	1.15
C	2.66	1.90
Z	1.74	0.90

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments (unaudited)

as of August 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 78.5%

ASSET-BACKED SECURITIES 5.5%

Collateralized Loan Obligations 3.7%
Madison Park Funding VIII Ltd. (Cayman Islands), Series 2012-8AR, Class BR, 144A	2.902	%(b)	04/22/22		500	$502,550
Shackleton CLO Ltd. ( Cayman Islands), Series 2013-3A, Class B2, 144A	3.440		04/15/25		500	500,908

						1,003,458

Non-Residential Mortgage-Backed Security 1.8%
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320		07/18/25		500	497,471

TOTAL ASSET-BACKED SECURITIES (cost $1,465,623)						1,500,929

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.2%
BBCMS Mortgage Trust, Series 2016-ETC, Class E, 144A	3.729	(b)	08/14/36		250	221,269
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366	(b)	12/11/49		500	505,467
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM	5.901	(b)	12/10/49		310	314,959
COBALT Commercial Mortgage Trust, Series 2006-C1, Class AM	5.254		08/15/48		500	501,691
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.503	(b)	03/25/26		2,323	243,508
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM	5.290	(b)	11/10/45		172	171,684

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,975,199)						1,958,578

CORPORATE BONDS 43.8%

Advertising 0.4%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750		10/01/22		125	115,469

Auto Manufacturer 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28		70	88,923

Auto Parts & Equipment 0.4%
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875		04/01/24	EUR	100	120,747

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	9

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Banks 5.0%
Bank of America Corp.,
Jr. Sub. Notes	6.100	(b)	12/29/49		110	$115,638
Jr. Sub. Notes	8.125	(b)	12/29/49		130	133,880
Citigroup, Inc., Jr. Sub. Notes	5.950	(b)	12/29/49		235	239,259
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700	(b)	12/29/49		130	132,795
ICICI Bank Ltd.(India), Jr. Sub. Notes, RegS	6.375	(b)	04/30/22		100	101,817
JPMorgan Chase & Co.,
Jr. Sub. Notes	6.000	(b)	12/29/49		120	126,504
Jr. Sub. Notes	7.900	(b)	12/29/49		125	129,687
Morgan Stanley, Jr. Sub. Notes	5.450	(b)	07/29/49		250	250,625
Wells Fargo & Co., Jr. Sub. Notes	7.980	(b)	03/29/49		119	125,843

						1,356,048

Building Materials 0.3%
US Concrete, Inc., Gtd. Notes	6.375		06/01/24		75	78,188

Chemicals 1.8%
Blue Cube Spinco, Inc., Gtd. Notes, 144A	9.750		10/15/23		115	136,275
Hexion, Inc., Sr. Sec’d. Notes	10.000		04/15/20		125	122,187
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $251,250; purchased 08/12/15)(a)(c)	7.500		02/15/19		250	225,000

						483,462

Commercial Services 1.6%
Laureate Education, Inc., Gtd. Notes, 144A	10.000		09/01/19		300	275,625
United Rentals North America, Inc.,
Gtd. Notes	5.875		09/15/26		25	26,000
Gtd. Notes	7.625		04/15/22		125	133,281

						434,906

Computers 0.4%
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375		04/01/23		100	108,500

Electric 3.3%
Calpine Corp., Sr. Unsec’d. Notes	5.500		02/01/24		130	129,675
ContourGlobal Power Holdings SA (France), Sr. Sec’d. Notes, 144A (original cost $100,000; purchased 06/10/16)(a)(c)	5.125%		06/15/21	EUR	100	118,795
DPL, Inc., Sr. Unsec’d. Notes	7.250		10/15/21		125	126,063

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Dynegy, Inc., Gtd. Notes	7.625	11/01/24		275	$269,500
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875	10/15/20		250	176,250
NRG Energy, Inc., Gtd. Notes	7.875	05/15/21		62	64,635

					884,918

Engineering & Construction 0.7%
AECOM, Gtd. Notes	5.750	10/15/22		175	185,500

Entertainment 1.9%
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	7.000	02/28/42	GBP	100	140,323
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		175	191,625
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21		75	55,687
Gtd. Notes	10.000	12/01/22		125	115,625

					503,260

Environmental Control 0.9%
Clean Harbors, Inc., Gtd. Notes	5.250	08/01/20		250	256,875

Food 2.4%
JBS USA LLC, Sr. Unsec’d.Notes, RegS	5.750	06/15/25		280	284,200
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000	11/01/19		75	79,125
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750	06/01/21		300	282,000

					645,325

Healthcare-Products 0.5%
Crimson Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	6.625	05/15/22		150	134,250

Healthcare-Services 3.7%
CHS/Community Health Systems, Inc., Gtd. Notes	6.875	02/01/22		225	186,750
HCA, Inc., Gtd. Notes	5.375	02/01/25		375	386,250
Kindred Healthcare, Inc., Gtd. Notes	8.000	01/15/20		175	181,125
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A (original cost $123,750; purchased 07/24/15)(a)(c)	6.250	07/01/22	EUR	125	151,283
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		100	99,500

					1,004,908

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	11

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Home Builders 2.5%
Beazer Homes USA, Inc., Gtd. Notes	7.500	09/15/21	150	$145,500
KB Home, Gtd. Notes	7.250	06/15/18	150	160,875
Lennar Corp., Gtd. Notes	4.750	05/30/25	150	155,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250	04/15/21	100	102,750
William Lyon Homes, Inc., Gtd. Notes	7.000	08/15/22	100	103,250

				668,000

Iron/Steel 0.1%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26	15	15,525

Leisure Time 0.5%
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A (original cost $78,500; purchased 04/06/16)(a)(c)	6.250	05/15/25	100	79,000
Sr. Unsec’d. Notes, 144A (original cost $44,500; purchased 05/25/16)(a)(c)	8.500	10/15/22	50	44,000

				123,000

Lodging 1.0%
MGM Resorts International, Gtd. Notes	8.625	02/01/19	250	282,813

Media 2.6%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625	09/15/17	200	212,550
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	75	79,406
Sr. Unsec’d. Notes, 144A	5.875	04/01/24	50	53,875
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750	07/15/25	200	218,500
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A	6.384	10/23/35	15	17,936
Sr. Sec’d. Notes, 144A	6.484	10/23/45	15	18,434
Sr. Sec’d. Notes, 144A	6.834	10/23/55	5	6,226
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500	11/15/22	100	101,125

				708,052

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Mining 2.7%
Alcoa, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24	100	$105,500
Compass Minerals International, Inc., Gtd. Notes, 144A	4.875	07/15/24	200	191,250
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500	11/01/20	125	131,875
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250	11/15/22	150	154,875
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875	04/23/45	150	152,351

				735,851

Miscellaneous Manufacturing 0.8%
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $201,000; purchased 08/11/15)(a)(c)	5.000	03/15/22	200	203,000

Oil & Gas 0.9%
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, 144A(d)	5.375	01/26/19	200	35,000
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375	05/23/21	70	75,317
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375	04/01/23	125	128,750

				239,067

Packaging & Containers 1.2%
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.625	06/15/19	272	283,588
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500	08/15/19	50	47,250

				330,838

Pharmaceuticals 1.3%
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250	04/01/22	125	130,625
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A	5.875	05/15/23	100	88,000
Gtd. Notes, 144A	6.375	10/15/20	135	128,925

				347,550

Retail 0.7%
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	100	100,000
Landry’s, Inc., Gtd. Notes, 144A (original cost $80,235; purchased 09/30/15)(a)(c)	9.375	05/01/20	75	78,938

				178,938

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	13

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Semiconductors 1.1%
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	125	$120,937
Sr. Unsec’d. Notes, 144A	5.250	01/15/24	100	95,699
Sr. Unsec’d. Notes, 144A	5.625	01/15/26	75	71,625

				288,261

Software 1.7%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21	300	264,000
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23	200	209,500

				473,500

Telecommunications 2.1%
Avaya, Inc., Sec’d. Notes, 144A(a)	10.500	03/01/21	150	39,000
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750	06/01/21	250	73,750
Sprint Communications, Inc., Gtd. Notes, 144A	9.000	11/15/18	225	247,781
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125	04/30/18	200	219,705

				580,236

Transportation 1.0%
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875	07/31/23	100	95,000
XPO Logistics, Inc., Gtd. Notes, 144A	7.875	09/01/19	175	182,000

				277,000

TOTAL CORPORATE BONDS (cost $11,665,084)				11,852,910

FOREIGN AGENCIES 1.2%
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510	03/07/22	100	111,250
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, EMTN, RegS	9.125	07/02/18	100	110,200
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750	01/20/20	100	116,375

TOTAL FOREIGN AGENCIES (cost $325,689)				337,825

FOREIGN GOVERNMENT BONDS 1.6%
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	7.000	04/17/17	120	122,823
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875	04/22/21	150	162,675

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)

FOREIGN GOVERNMENT BONDS (Continued)
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%		05/06/21	100	$112,450
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625		03/29/41	26	39,650

TOTAL FOREIGN GOVERNMENT BONDS (cost $419,188)					437,598

RESIDENTIAL MORTGAGE-BACKED SECURITIES 18.3%
Alternative Loan Trust, Series 2006-11CB, Class 2A1	6.250		05/25/36	197	140,481
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2(e)	5.774	(b)	10/25/23	520	570,212
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3	5.074	(b)	10/25/24	250	263,228
Series 2015-DNA1, Class M3	3.788	(b)	10/25/27	500	514,126
LSTAR Securities Investment Trust (Cayman Islands),
Series 2014-2, Class A, 144A(a)^	2.494	(b)	12/01/21	759	749,780
Series 2015-5, Class A2, 144A	3.994	(b)	04/01/20	250	242,667
Series 2015-7, Class A, 144A	2.494	(b)	07/01/20	824	804,680
Series 2015-8, Class A2, 144A	3.994	(b)	08/01/20	1,000	967,663
Series 2016-1, Class A1, 144A	2.494	(b)	01/01/21	698	684,876

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,916,508)					4,937,713

				Shares

PREFERRED STOCK 0.9%

Independent Power & Renewable Electricity Producers
Dynegy, Inc., Series A, 5.375% (cost $223,000)(a)				5,000	236,200

TOTAL LONG-TERM INVESTMENTS (cost $20,990,291)					21,261,753

SHORT-TERM INVESTMENTS 14.7%

AFFILIATED MUTUAL FUND 11.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,968,675)(Note 3)(f)				2,968,675	2,968,675

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	15

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

U.S. TREASURY OBLIGATION 3.7%
U.S. Treasury Bills (cost $999,762)	0.245%	10/06/16	1,000	$999,782

TOTAL SHORT-TERM INVESTMENTS (cost $3,968,437)(Note 3)				3,968,457

TOTAL INVESTMENTS 93.2% (cost $24,958,728)(Note 5)				25,230,210
Other assets in excess of liabilities(g) 6.8%				1,826,696

NET ASSETS 100.0%				$27,056,906

The following abbreviations are used in semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

bps—Basis Points

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

IO—Interest Only

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

PIK—Payment-in-Kind

SONIA—Sterling Overnight Index Average

USOIS—United States Overnight Federal Funds Effective Rate

EUR—Euro

GBP—British Pound

MXN—Mexican Peso

ZAR—South African Rand

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $757,912 and 2.8% of net assets.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2016.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $879,235. The aggregate value of $900,016 is approximately 3.3% of net assets.

See Notes to Financial Statements.

16

(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(e)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at August 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
15	5 Year U.S. Treasury Notes	Dec. 2016	$1,822,055	$1,818,750	$(3,305)
3	10 Year U.S. Treasury Notes	Dec. 2016	393,774	392,766	(1,008)
7	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	1,307,014	1,312,281	5,267

					954

	Short Positions:
12	2 Year U.S. Treasury Notes	Dec. 2016	2,617,078	2,619,750	(2,672)
5	20 Year U.S. Treasury Bonds	Dec. 2016	848,516	851,875	(3,359)

					(6,031)

					$(5,077)

Cash of $130,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at August 31, 2016.

Forward foreign currency exchange contracts outstanding at August 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Mexican Peso,
Expiring 10/21/16	Goldman Sachs & Co.	MXN	66	$3,537	$3,502	$(35)
South African Rand,
Expiring 10/13/16	Bank of America	ZAR	24	1,658	1,628	(30)

				$5,195	$5,130	(65)

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	17

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Forward foreign currency exchange contracts outstanding at August 31, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/27/16	Toronto Dominion	GBP	100	$131,567	$131,482	$85
Euro,
Expiring 10/27/16	Bank of America	EUR	371	409,141	414,485	(5,344)

				$540,708	$545,967	(5,259)

						$(5,324)

Interest rate swap agreements outstanding at August 31, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	80	03/02/21	(0.318%)	1 Day EONIA(1)	$—	$(434)	$(434)
EUR	160	05/09/31	1.587%	6 Month EURIBOR(2)	—	7,268	7,268
EUR	100	08/04/24	1.054%	1 Day EONIA(1)	(3,384)	(11,393)	(8,009)
EUR	100	05/09/46	1.357%	6 Month EURIBOR(1)	—	(6,360)	(6,360)
GBP	765	08/15/18	0.399%	6 Month GBP LIBOR(2)	—	(564)	(564)
GBP	100	07/29/20	1.410%	1 Day SONIA(1)	4	(6,805)	(6,809)
GBP	310	08/15/21	0.471%	6 Month GBP LIBOR(1)	—	135	135
	2,765	02/18/17	0.466%	1 Day USOIS(1)	—	486	486
	2,500	08/05/17	0.900%	3 Month LIBOR(1)	—	888	888
	3,100	11/19/17	0.942%	3 Month LIBOR(1)	—	(5,977)	(5,977)
	2,000	08/05/18	1.205%	3 Month LIBOR(1)	—	(7,186)	(7,186)
	1,700	11/18/18	1.207%	3 Month LIBOR(1)	—	(11,081)	(11,081)
	2,000	08/05/20	1.655%	3 Month LIBOR(1)	—	(40,523)	(40,523)
	1,500	11/06/20	1.572%	3 Month LIBOR(1)	—	(32,093)	(32,093)
	2,950	08/05/22	1.958%	3 Month LIBOR(1)	(788)	(123,605)	(122,817)
	850	08/05/25	2.234%	3 Month LIBOR(1)	—	(62,360)	(62,360)
	180	11/06/25	2.116%	3 Month LIBOR(1)	—	(12,432)	(12,432)
	90	07/21/45	2.880%	3 Month LIBOR(1)	—	(26,310)	(26,310)

					$(4,168)	$(338,346)	$(334,178)

See Notes to Financial Statements.

18

Interest rate swap agreements outstanding at August 31, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreement:
MXN	7,400	10/31/22	5.960%	28 Day Mexican Interbank Rate(2)	$2,873	$(2,231)	$5,104	Citigroup Global Markets

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at August 31, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2016(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on credit indices—Buy Protection(1)*:
CDX.EM.25.V1	06/20/21	1.000%	5,000	N/A	$311,509	$(7,778)	$319,287	Deutsche Bank AG

OTC packaged credit default swaps on sovereign issues—Sell Protection(2)*:
Federation of Malaysia	06/20/21	1.000%	150	0.107%	$(145)	$(67)	$(78)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	200	0.099%	475	(89)	564	Deutsche Bank AG
Republic of Brazil	06/20/21	1.000%	550	0.256%	(37,330)	(244)	(37,086)	Deutsche Bank AG
Republic of Chile	06/20/21	1.000%	200	0.077%	2,534	(89)	2,623	Deutsche Bank AG
Republic of Colombia	06/20/21	1.000%	350	0.171%	(10,555)	(156)	(10,399)	Deutsche Bank AG
Republic of Indonesia	06/20/21	1.000%	350	0.144%	(6,356)	(156)	(6,200)	Deutsche Bank AG
Republic of Panama	06/20/21	1.000%	150	0.133%	(1,941)	(67)	(1,874)	Deutsche Bank AG
Republic of Peru	06/20/21	1.000%	250	0.103%	172	(111)	283	Deutsche Bank AG
Republic of Philippines	06/20/21	1.000%	200	0.087%	1,579	(89)	1,668	Deutsche Bank AG
Republic of South Africa	06/20/21	1.000%	400	0.256%	(26,967)	(178)	(26,789)	Deutsche Bank AG
Republic of Turkey	06/20/21	1.000%	700	0.243%	(43,217)	(311)	(42,906)	Deutsche Bank AG

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	19

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Credit default swap agreements outstanding at August 31, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2016(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on sovereign issues—Sell Protection(2)* (cont’d):
Republic of Venezuela	06/20/21	5.000%	250	4.504%	$(159,391)	$(111)	$(159,280)	Deutsche Bank AG
Russian Federation	06/20/21	1.000%	650	0.218%	(33,176)	(289)	(32,887)	Deutsche Bank AG
United Mexican States	06/20/21	1.000%	600	0.138%	(9,287)	(267)	(9,020)	Deutsche Bank AG

					$(323,605)	$(2,224)	$(321,381)

*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought protection of an Emerging Market CDX Index and sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2):
Ameriquest Home Equity^	09/30/16	1.500%	250	$344	$—	$344	Goldman Sachs & Co.
Bank of America Prime Mortgage^	09/30/16	1.500%	250	344	—	344	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust^	09/30/16	1.500%	250	344	—	344	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust^	09/30/16	1.500%	250	344	—	344	Goldman Sachs & Co.
Chase Mortgage^	09/30/16	1.500%	250	344	—	344	Goldman Sachs & Co.
Chase Mortgage^	09/30/16	1.500%	250	344	—	344	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.^	09/30/16	1.500%	250	344	—	344	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.^	09/30/16	1.500%	250	344	—	344	Goldman Sachs & Co.
Commercial Mortgage Pass-Through Certificate^	09/22/16	1.500%	130	179	—	179	Goldman Sachs & Co.
Commercial Mortgage Trust^	09/22/16	1.500%	130	179	—	179	Goldman Sachs & Co.
Commercial Mortgage Trust^	09/22/16	1.500%	130	179	—	179	Goldman Sachs & Co.

See Notes to Financial Statements.

20

Credit default swap agreements outstanding at August 31, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d):
Commercial Mortgage Trust^	09/22/16	1.500%	130	$179	$—	$179	Goldman Sachs & Co.
Commercial Mortgage Trust^	09/22/16	1.500%	130	179	—	179	Goldman Sachs & Co.
Commercial Mortgage Trust^	09/22/16	1.500%	130	179	—	179	Goldman Sachs & Co.
GS Mortgage Securities Trust^	09/22/16	1.500%	130	179	—	179	Goldman Sachs & Co.
GS Mortgage Securities Trust^	09/22/16	1.500%	130	179	—	179	Goldman Sachs & Co.
GS Mortgage Securities Trust^	09/22/16	1.500%	130	179	—	179	Goldman Sachs & Co.
GS Mortgage Securities Trust^	09/22/16	1.500%	130	178	—	178	Goldman Sachs & Co.
GS Mortgage Securities Trust^	09/22/16	1.500%	130	179	—	179	Goldman Sachs & Co.
GS Mortgage Securities Trust^	09/22/16	1.500%	130	178	—	178	Goldman Sachs & Co.
GS Mortgage Securities Trust^	09/22/16	1.500%	130	179	—	179	Goldman Sachs & Co.
GS Mortgage Securities Trust^	09/22/16	1.500%	130	178	—	178	Goldman Sachs & Co.
GS Mortgage Securities Trust^	09/22/16	1.500%	130	178	—	178	Goldman Sachs & Co.
GSAMP Trust^	09/30/16	1.500%	250	344	—	344	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust^	09/22/16	1.500%	130	179	—	179	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust^	09/22/16	1.500%	130	178	—	178	Goldman Sachs & Co.
Lehman Home Equity^	09/30/16	1.500%	250	417	—	417	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	09/22/16	1.500%	130	178	—	178	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	09/22/16	1.500%	130	178	—	178	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	09/22/16	1.500%	130	179	—	179	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	09/22/16	1.500%	130	179	—	179	Goldman Sachs & Co.
Option One Home Equity^	09/30/16	1.500%	250	344	—	344	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust^	09/22/16	1.500%	130	179	—	179	Goldman Sachs & Co.
WMC Home Equity^	09/30/16	1.500%	250	344	—	344	Goldman Sachs & Co.

				$8,132	$—	$8,132

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	21

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Credit default swap agreements outstanding at August 31, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Federal Republic of Brazil	09/20/18	1.000%	250	0.117%	$(377)	$(10,409)	$10,032	Barclays Capital Group
Italy Government	09/20/20	1.000%	250	0.126%	(1,977)	(1,571)	(406)	Barclays Capital Group
Republic of Hungary	09/20/20	1.000%	250	0.116%	(1,066)	(5,867)	4,801	Barclays Capital Group
Republic of Indonesia	09/20/20	1.000%	250	0.124%	(1,815)	(10,117)	8,302	Barclays Capital Group
Republic of Latvia	09/20/20	1.000%	250	0.045%	6,019	2,555	3,464	Barclays Capital Group
Republic of Lithuania	09/20/20	1.000%	250	0.045%	5,950	2,555	3,395	Barclays Capital Group
Republic of Philippines	09/20/20	1.000%	250	0.074%	3,074	227	2,847	Barclays Capital Group
Republic of Slovenia	09/20/20	1.000%	250	0.085%	1,984	(1,826)	3,810	Barclays Capital Group
Republic of South Africa	09/20/20	1.000%	250	0.227%	(11,699)	(13,677)	1,978	Barclays Capital Group
Russian Federation	09/20/18	1.000%	250	0.105%	257	(14,893)	15,150	Barclays Capital Group
Spain Government	09/20/20	1.000%	250	0.071%	3,318	832	2,486	Barclays Capital Group
United Mexican States	09/20/20	1.000%	250	0.118%	(1,279)	(4,392)	3,113	Barclays Capital Group

					$2,389	$(56,583)	$58,972

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues—Sell Protection(2):
Husky Energy, Inc.	06/20/20	1.000%	80	0.190%	$(2,425)	$(3,294)	$869	Morgan Stanley
Petroleo Brasileiro SA	06/20/18	1.000%	100	0.271%	(2,810)	(7,667)	4,857	Morgan Stanley
Petroleos Mexicanos	06/20/23	1.000%	550	0.318%	(69,406)	(71,287)	1,881	BNP Paribas

					$(74,641)	$(82,248)	$7,607

See Notes to Financial Statements.

22

Credit default swap agreements outstanding at August 31, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at August 31, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%	80	$(6,044)	$(3,789)	$2,255
AT&T, Inc.	06/20/21	1.000%	80	565	963	398
Barrick Gold Corp.	06/20/21	1.000%	80	(2,093)	(1,157)	936
Devon Energy Corp.	06/20/20	1.000%	80	(6,615)	(1,689)	4,926
Eastman Chemical Co.	06/20/21	1.000%	80	757	270	(487)
Time Warner, Inc.	06/20/21	1.000%	40	631	947	316

				$(12,799)	$(4,455)	$8,344

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	3,000	$(58,903)	$12,886	$(71,789)	UBS AG
CMBX.NA.6.AA	05/11/63	1.500%	1,000	(19,635)	(33,444)	13,809	JPMorgan Chase
CMBX.NA.6.AA	05/11/63	1.500%	1,000	(19,635)	(13,015)	(6,620)	Morgan Stanley

				$(98,173)	$(33,573)	$(64,600)

Cash of $450,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate contracts and credit default swap contracts at August 31, 2016.

The Fund entered into credit default swaps (‘‘CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contracts rises the more the credit deteriorates. The value of the CDS contracts increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	23

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

(4)	The fair value of credit default swap agreements on centrally cleared corporate and/or sovereign issues, credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood of risk default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at August 31, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
JPMorgan Chase	11/23/16	135	Pay variable payments based on 1 Day USOIS plus 26 bps and receive variable payments based on U.S. Treasury Note	$(549)	$—	$(549)
JPMorgan Chase	11/23/16	130	Pay variable payments based on 1 Day USOIS plus 26 bps and receive variable payments based on U.S. Treasury Note	(482)	—	(482)
JPMorgan Chase	11/23/16	135	Pay variable payments based on 1 Day USOIS plus 26 bps and receive variable payments based on U.S. Treasury Note	(525)	—	(525)
JPMorgan Chase	11/23/16	155	Pay variable payments based on 1 Day USOIS plus 26 bps and receive variable payments based on U.S. Treasury Note	(1,878)	—	(1,878)

See Notes to Financial Statements.

24

Total return swap agreements outstanding at August 31, 2016 (continued):

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (cont’d):
JPMorgan Chase	11/23/16	135	Pay variable payments based on 1 Day USOIS plus 26 bps and receive variable payments based on U.S. Treasury Note.	$(497)	$—	$(497)

				$(3,931)	$—	$(3,931)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,003,458	$—
Non-Residential Mortgage-Backed Security	—	497,471	—
Commercial Mortgage-Backed Securities	—	1,958,578	—
Corporate Bonds	—	11,852,910	—
Foreign Agencies	—	337,825	—
Foreign Government Bonds	—	437,598	—
Residential Mortgage-Backed Securities	—	4,187,933	749,780
Affiliated Mutual Fund	2,968,675	—	—
U.S. Treasury Obligation	—	999,782	—
Preferred Stock	—	236,200	—

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	25

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$(5,077)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(5,324)	—
Centrally Cleared Interest Rate Swap Agreements	—	(334,178)	—
OTC Interest Rate Swap Agreements	—	2,873	—
OTC Credit Default Swap Agreements	—	(182,521)	8,132
Centrally Cleared Credit Default Swap Agreements	—	8,344	—
OTC Total Return Swap Agreements	—	(3,931)	—

Total	$2,963,598	$20,997,018	$757,912

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Redsidential Mortgage-Backed Securities	Credit Default Swap Agreements	Forward Rate Agreements
Balance as of 02/29/16	$867,092	$—	$(190)
Accrued discount/premium	892	—	—
Realized gain (loss)	742	—	—	**
Change in unrealized appreciation (depreciation)***	193	8,132	190
Purchases	—	—	—
Sales / Paydowns	(66,891)	—	—
Transfers into Level 3	814,844	—	—
Transfers out of Level 3	(867,092)	—	—

Balance as of 08/31/16	$749,780	$8,132	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instument, and OTC swap contracts which are recorded at fair value.
**	The realized loss incurred during the period for other financial instruments was $(102).
***	Of which, $8,325 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair value as of August 31, 2016	Valuation Methodolgy	Unobservable Inputs
Residential Mortgage-Backed Securities	$749,780	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	8,132	Market Approach	Single Broker Indicative Quote

	$757,912

See Notes to Financial Statements.

26

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$814,844	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Residential Mortgage-Backed Securities	$867,092	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2016 were as follows:

Residential Mortgage-Backed Securities	18.3%
Affiliated Mutual Fund	11.0
Commercial Mortgage-Backed Securities	7.2
Banks	5.0
Healthcare-Services	3.7
Collateralized Loan Obligations	3.7
U.S. Treasury Obligation	3.7
Electric	3.3
Mining	2.7
Media	2.6
Home Builders	2.5
Food	2.4
Telecommunications	2.1
Entertainment	1.9
Non-Residential Mortgage-Backed Securities	1.8
Chemicals	1.8
Software	1.7
Foreign Government Bonds	1.6
Commercial Services	1.6
Pharmaceuticals	1.3
Foreign Agencies	1.2
Packaging & Containers	1.2
Semiconductors	1.1%
Lodging	1.0
Transportation	1.0
Environmental Control	0.9
Oil & Gas	0.9
Independent Power & Renewable Electricity Producers	0.9
Miscellaneous Manufacturing	0.8
Engineering & Construction	0.7
Retail	0.7
Healthcare-Products	0.5
Leisure Time	0.5
Auto Parts & Equipment	0.4
Advertising	0.4
Computers	0.4
Auto Manufacturers	0.3
Building Materials	0.3
Iron/Steel	0.1

93.2
Other assets in excess of liabilities	6.8

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	27

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

Fair values of derivative instruments as of August 31, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker— variation margin swaps	$8,831	*	Due from/to broker—variation margin swaps	$487	*
Credit contracts	Premiums paid for OTC swap agreements	19,055		Premiums received for OTC swap agreements	201,461
Credit contracts	Unrealized appreciation on OTC swap agreements	413,351		Unrealized depreciation on OTC swap agreements	405,334
Foreign exchange contracts	Unrealized appreciation on foreign currency forward exchange contracts	85		Unrealized depreciation on foreign currency forward exchange contracts	5,409
Interest rate contracts	Due from/to broker— variation margin futures	5,267	*	Due from/to broker—variation margin futures	10,344	*
Interest rate contracts	Due from/to broker—variation margin swaps	8,777	*	Due from/to broker—variation margin swaps	342,955	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	5,104		Unrealized depreciation on OTC swap agreements	3,931
Interest rate contracts	Premiums paid for OTC swap agreements	—		Premiums received for OTC swap agreements	2,231

Total		$460,470			$972,152

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts(2)	Swaps	Forward Rate Agreements	Total
Credit contracts	$16,761	$179,226	$—	$—	$72,725	$—	$268,712
Interest rate contracts	—	—	112,328	—	(53,593)	(102)	58,633
Foreign exchange contracts	—	—	—	12,599	—	—	12,599

Total	$16,761	$179,226	$112,328	$12,599	$19,132	$(102)	$339,944

See Notes to Financial Statements.

28

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward Currency Contracts(4)	Swaps	Forward Rate Agreements	Total
Credit contracts	$73,678	$(103,279)	$—	$—	$235,436	$—	$205,835
Interest rate contracts	—	—	(3,487)	—	35,305	190	32,008
Foreign exchange contracts	—	—	—	(9,891)	—	—	(9,891)

Total	$73,678	$(103,279)	$(3,487)	$(9,891)	$270,741	$190	$227,952

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currrency transactions in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended August 31, 2016, the average volume of derivative activities are as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)
61,586	13,495	4,581,792	2,624,451	4,174	522,143

Interest Rate Swap Agreements(4)	Currency Swap Agreements(4)	Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Total Return Swap Agreements(4)	Forward Rate Agreements(4)
19,303	136	5,033	18,967	230	200

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD (000).

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	29

Portfolio of Investments (unaudited) (continued)

as of August 31, 2016

and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Bank of America	$—	$—	$—	$—
Barclays Capital Group	65,547	(63,158)	—	2,389
BNP Paribas	1,881	(1,881)	—	—
Citigroup Global Markets	5,104	(2,231)	—	2,873
Deutsche Bank AG	324,425	(324,425)	—	—
Goldman Sachs & Co.	8,132	(35)	—	8,097
JPMorgan Chase	13,809	(13,809)	—	—
Morgan Stanley	5,726	(5,726)	—	—
Toronto Dominion	85	—	—	85
UBS AG	12,886	(12,886)	—	—

	$437,595

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Bank of America	$(5,374)	$—	$—	$(5,374)
Barclays Capital Group	(63,158)	63,158	—	—
BNP Paribas	(71,287)	1,881	—	(69,406)
Citigroup Global Markets	(2,231)	2,231	—	—
Deutsche Bank AG	(336,521)	324,425	—	(12,096)
Goldman Sachs & Co.	(35)	35	—	—
JPMorgan Chase	(37,375)	13,809	—	(23,566)
Morgan Stanley	(30,596)	5,726	—	(24,870)
Toronto Dominion	—	—	—	—
UBS AG	(71,789)	12,886	58,903	—

	$(618,366)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

See Notes to Financial Statements.

30

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	August 31, 2016

Prudential Unconstrained Bond Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2016

Assets
Investments at value:
Unaffiliated investments (cost $21,990,053)	$22,261,535
Affiliated investments (cost $2,968,675)	2,968,675
Foreign currency, at value (cost $28,545)	28,230
Deposit with broker for futures and centrally cleared swaps	580,000
Cash segregated for counterparty—OTC	1,105,000
Unrealized appreciation on OTC swap agreements	418,455
Dividends and interest receivable	272,503
Receivable for Fund shares sold	79,817
Premium paid for OTC swap agreements	19,055
Due from broker—variation margin futures	1,734
Due from Manager	1,190
Unrealized appreciation on OTC forward foreign currency exchange contracts	85
Prepaid expenses	999

Total assets	27,737,278

Liabilities
Unrealized depreciation on OTC swap agreements	409,265
Premium received for OTC swap agreements	203,692
Accrued expenses and other liabilities	60,213
Unrealized depreciation on OTC forward foreign currency exchange contracts	5,409
Due to broker—variation margin swaps	1,558
Distribution fee payable	131
Payable for Fund shares reacquired	57
Affiliated transfer agent fee payable	47

Total liabilities	680,372

Net Assets	$27,056,906

Net assets were comprised of:
Common stock, at par	$2,669
Paid-in capital in excess of par	26,649,462

26,652,131
Distributions in excess of net investment income	(65,780)
Accumulated net realized gain on investment and foreign currency transactions	526,453
Net unrealized depreciation on investments and foreign currencies	(55,898)

Net assets, August 31, 2016	$27,056,906

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share,
($100,397 ÷ 9,902 shares of common stock issued and outstanding)	$10.14
Maximum sales charge (4.50% of offering public)	0.48

Maximum offering price to public	$10.62

Class C
Net asset value, offering price and redemption price per share,
($187,956 ÷ 18,553 shares of common stock issued and outstanding)	$10.13

Class Z
Net asset value, offering price and redemption price per share,
($26,768,553 ÷ 2,640,454 shares of common stock issued and outstanding)	$10.14

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	33

Statement of Operations (unaudited)

Six Months Ended August 31, 2016

Net Investment Income (Loss)
Income
Interest income	$634,429
Unaffiliated dividend income	20,156
Affiliated dividend income	4,750

Total income	659,335

Expenses
Management fee	103,879
Distribution fee—Class A	44
Distribution fee—Class C	172
Custodian and accounting fees	39,000
Audit fee	30,000
Registration fees	18,000
Shareholders’ reports	15,000
Legal fees and expenses	10,000
Trustee’s fees	4,000
Transfer agent’s fees and expenses (including affiliated expense of $100)	500
Miscellaneous	5,989

Total expenses	226,584
Less: Management fee waiver and/or expense reimbursement	(109,505)

Net expenses	117,079

Net investment income (loss)	542,256

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	318,451
Futures transactions	112,328
Options written transactions	179,226
Swap agreements transactions	19,132
Forward rate agreements transactions	(102)
Foreign currency transactions	24,820

653,855

Net change in unrealized appreciation (depreciation) on:
Investments	1,385,076
Futures	(3,487)
Options written	(103,279)
Swap agreements	270,741
Forward rate agreements	190
Foreign currencies	(10,321)

1,538,920

Net gain (loss) on investment and foreign currency transactions	2,192,775

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,735,031

See Notes to Financial Statements.

34

Statement of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2016	July 9, 2015* through February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$542,256	$565,782
Net realized gain (loss) on investment and foreign currency transactions	653,855	(65,836)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,538,920	(1,594,818)

Net increase (decrease) in net assets resulting from operations	2,735,031	(1,094,872)

Dividends from net investment income (Note 1)
Class A	(794)	(266)
Class C	(574)	(258)
Class Z	(615,637)	(626,801)

	(617,005)	(627,325)

Fund share transactions (Note 6)
Net proceeds from shares sold	376,312	25,054,472
Net asset value of shares issued in reinvestment of dividends and distributions	616,976	627,313
Cost of shares reacquired	(9,140)	(4,856)

Net increase (decrease) in net assets from Fund share transactions	984,148	25,676,929

Total increase (decrease)	3,102,174	23,954,732

Net Assets:
Beginning of period	23,954,732	—

End of period(a)	$27,056,906	$23,954,732

(a) Includes undistributed net investment income of:	$—	$8,969

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	35

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of six investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential QMA Global Tactical Allocation Fund, Prudential QMA Strategic Value Fund, Prudential Real Assets Fund, Prudential Global Absolute Return Bond Fund and Prudential Unconstrained Bond Fund. The information presented in these financial statements pertains to Prudential Unconstrained Bond Fund (the “Fund”). The Fund commenced operations on July 9, 2015. The investment objective of the Fund is to seek positive return over the long term, regardless of market conditions.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at

36

the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Unconstrained Bond Fund	37

Notes to Financial Statements (unaudited) (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, a Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of a Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the funds. These are insurance-like products that are called Connecticut Avenue Securities by Fannie Mae and Structured Agency Credit Risk securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not generally isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period

38

realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities market.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves

Prudential Unconstrained Bond Fund	39

Notes to Financial Statements (unaudited) (continued)

the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase.

40

The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written options transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the option contracts against default.

When a Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Prudential Unconstrained Bond Fund	41

Notes to Financial Statements (unaudited) (continued)

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund may be subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into CDS contracts to provide a measure of protection against defaults or take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default

42

swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Currency Swaps: The Fund may enter into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Prudential Unconstrained Bond Fund	43

Notes to Financial Statements (unaudited) (continued)

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments.

Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the Fund may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2016, the Fund had not met conditions under such agreements which give the counterparty the right to call for an early termination.

44

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment in kind securities: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than distribution fees which are charged directly to the respective class), and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly. Distributions from net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s

Prudential Unconstrained Bond Fund	45

Notes to Financial Statements (unaudited) (continued)

performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Funds through its Prudential Fixed Income (“PFI”) unit. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .80% of the Fund’s average daily net assets up to and including $2.5 billion, .775% of average daily net assets from $2.5 billion and $5 billion, and .75% of average daily net assets in excess of $5 billion. The management fee amount waived exceeded the management fee for the six months ended August 31, 2016.

PI has contractually agreed through June 30, 2017 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .90% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of Class A, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at the annual rate of .25% and 1% of the average daily net assets of the Class A and C shares, respectively. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

PIMS has advised the Fund that it has received $895 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2016, they did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PGIM, Inc., PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

46

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended August 31, 2016, were $5,052,666 and $6,979,676, respectively.

Transactions in options written during the six months ended August 31, 2016, were as follows:

	Notional Amount (000)#	Premiums Received
Balance at beginning of period	38,420,000	$219,374
Written options	—
Expired options	(17,400,000)	(51,611)
Closed options	(21,020,000)	(167,763)

Balance at end of period	—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2016 were as follows:

Tax Basis	$25,019,603

Appreciation	648,209
Depreciation	(437,602)

Net Unrealized Appreciation	$210,607

Prudential Unconstrained Bond Fund	47

Notes to Financial Statements (unaudited) (continued)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 29, 2016 of approximately $50,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $30,000 as having been incurred in the following fiscal year (February 28, 2017).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4.50%. Investors who purchase Class A shares in the amount of $1 million or more and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. The CDSC is waived for purchases by certain retirement and/or benefits plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

As of August 31, 2016, one shareholder of record held 99% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of August 31, 2016, Prudential owned 1,048 shares of Class A, 1,039 shares of Class C and 2,627,820 shares of Class Z.

48

Class A	Shares	Amount
Six months ended August 31, 2016:
Shares sold	8,661	$86,838
Shares issued in reinvestment of dividends and distributions	78	778
Shares reacquired	(876)	(8,886)

Net increase (decrease) in shares outstanding	7,863	$78,730

Period ended February 29, 2016*:
Shares sold	2,011	$19,472
Shares issued in reinvestment of dividends and distributions	28	266

Net increase (decrease) in shares outstanding	2,039	$19,738

Class C
Six months ended August 31, 2016:
Shares sold	17,476	$176,500
Shares issued in reinvestment of dividends and distributions	57	574

Net increase (decrease) in shares outstanding	17,533	$177,074

Period ended February 29, 2016*:
Shares sold	1,507	$15,000
Shares issued in reinvestment of dividends and distributions	25	246
Shares reacquired	(512)	(4,813)

Net increase (decrease) in shares outstanding	1,020	$10,433

Class Z
Six months ended August 31, 2016:
Shares sold	11,415	$112,974
Shares issued in reinvestment of dividends and distributions	61,962	615,624
Shares reacquired	(25)	(254)

Net increase (decrease) in shares outstanding	73,352	$728,344

Period ended February 29, 2016*:
Shares sold	2,502,071	$25,020,000
Shares issued in reinvestment of dividends and distributions	65,036	626,801
Shares reacquired	(5)	(43)

Net increase (decrease) in shares outstanding	2,567,102	$25,646,758

*	Commencement of operations was July 9, 2015.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

Prudential Unconstrained Bond Fund	49

Notes to Financial Statements (unaudited) (continued)

Subsequent to the reporting ended, the SCA has been renewed effective October 6, 2016 and will continue to provide a commitment of $900 million through October 5, 2017. Effective October 6, 2016, the Funds pay an annualized commitment fee of .15% of the unused portion of the SCA.

The Fund did not utilize the SCA during the six months ended August 31, 2016.

Note 8. New Accounting Pronouncement

In January 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

50

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2016		July 9, 2015(f) through February 29, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.32		$10.00
Income (loss) from investment operations:
Net investment income (loss)	.19		.21
Net realized and unrealized gain (loss) on investments	.86		(.66)
Total from investment operations	1.05		(.45)
Less Dividends:
Dividends from net investment income	(.23)		(.23)
Net asset value, end of period	$10.14		$9.32
Total Return(a)	11.28%		(4.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$100		$19
Average net assets (000)	$35		$11
Ratios to average net assets(c):
Expense after waivers and/or and expense reimbursement	1.15%	(d)	1.18%	(d)
Expense before waivers and/or expense reimbursement	1.98%	(d)	2.75%	(d)
Net investment income (loss)	3.89%	(d)	3.37%	(d)
Portfolio turnover rate	24%	(e)	38%	(e)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	51

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31, 2016		July 9, 2015(f) through February 29, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.31		$10.00
Income (loss) from investment operations:
Net investment income (loss)	.13		.17
Net realized and unrealized gain (loss) on investments	.87		(.67)
Total from investment operations	1.00		(.50)
Less Dividends:
Dividends from net investment income	(.18)		(.19)
Net asset value, end of period	$10.13		$9.31
Total Return(a)	10.84%		(5.04)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$188		$9
Average net assets (000)	$34		$13
Ratios to average net assets(c):
Expense after waivers and/or and expense reimbursement	1.90%	(d)	1.90%	(d)
Expense before waivers and/or expense reimbursement	2.66%	(d)	3.50%	(d)
Net investment income (loss)	2.65%	(d)	2.72%	(d)
Portfolio turnover rate	24%	(e)	38%	(e)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

52

Class Z Shares
	Six Months Ended August 31, 2016		July 9, 2015(f) through February 29, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.32		$10.00
Income (loss) from investment operations:
Net investment income (loss)	.21		.22
Net realized and unrealized gain (loss) on investments	.85		(.65)
Total from investment operations	1.06		(.43)
Less Dividends:
Dividends from net investment income	(.24)		(.25)
Net asset value, end of period	$10.14		$9.32
Total Return(a)	11.42%		(4.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,769		$23,926
Average net assets (000)	$25,689		$24,501
Ratios to average net assets(c):
Expense after waivers and/or and expense reimbursement	.90%	(d)	.90%	(d)
Expense before waivers and/or expense reimbursement	1.74%	(d)	2.50%	(d)
Net investment income (loss)	4.18%	(d)	3.59%	(d)
Portfolio turnover rate	24%	(e)	38%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	53

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Unconstrained Bond Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL UNCONSTRAINED BOND FUND

SHARE CLASS	A	C	Z
NASDAQ	PUCAX	PUCCX	PUCZX
CUSIP	74440K678	74440K660	74440K652

MF231E2    0297813-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 20, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	October 20, 2016